UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22140

NETS Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago IL 60603

(Address of principal executive offices) (Zip code)

Craig Carberry

The Northern Trust Company

50 South LaSalle Street

Chicago IL 60603

(Name and Address of Agent for Service)

With a copy to:

Diana McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1. Reports to Stockholders.

The following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

NETS™ FUNDS — SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2008

SINGLE MARKET FUNDS

NETS™ CAC40® Index Fund (France)

NETS™ DAX® Index Fund (Germany)

NETS™ FTSE 100 Index Fund (United Kingdom)

NETS™ Hang Seng Index Fund (Hong Kong)

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ TOPIX® Index Fund (Japan)

NETS™ FUNDS

TABLE OF CONTENTS			APRIL 30, 2008 (UNAUDITED)

	2	STATEMENTS OF ASSETS AND LIABILITIES

	3	STATEMENTS OF OPERATIONS

	4	STATEMENTS OF CHANGES IN NET ASSETS

	5	FINANCIAL HIGHLIGHTS

	6	SCHEDULES OF INVESTMENTS

		6	NETS™ CAC40® INDEX FUND (FRANCE)

		8	NETS™ DAX® INDEX FUND (GERMANY)

		9	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

		12	NETS™ HANG SENG INDEX FUND (HONG KONG)

		13	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

		18	NETS™ TOPIX® INDEX FUND (JAPAN)

	28	NOTES TO FINANCIAL STATEMENTS

	33	PREMIUM AND DISCOUNT TABLE

	34	EXPENSE EXAMPLES

	36	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

	38	DISCLAIMERS

	40	GENERAL INFORMATION

This report has been prepared for the general information of NETS Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current NETS Fund prospectus, which contains more complete information about NETS Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

NOT FDIC INSURED

May lose value/No bank guarantee

NETS™ FUNDS SEMI - ANNUAL REPORT	1

NETS™ FUNDS
STATEMENTS OF ASSETS AND LIABILITIES APRIL 30, 2008 (UNAUDITED)

	NETS™ CAC40® INDEX FUND (FRANCE)	NETS™ DAX® INDEX FUND (GERMANY)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)	NETS™ HANG SENG INDEX FUND (HONG KONG)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)	NETS™ TOPIX® INDEX FUND (JAPAN)

ASSETS:
Investments, at cost	$2,500,293	$5,020,037	$2,492,689	$2,498,657	$2,507,572	$14,999,129
Investments, at value	$2,562,763	$5,058,151	$2,525,762	$2,609,141	$2,555,597	$15,794,858
Foreign currencies, at value (cost $9,465, $31,844, $657, $1,404, $1,424 and $748, respectively)	9,424	31,646	660	1,404	1,435	725
Dividend income receivable	960	31	13,783	4,038	278	107
Receivable for foreign tax reclaimable	—	3,990	—	—	—	—
Receivable for securities sold	—	—	14,192	—	—	—
Total Assets	2,573,147	5,093,818	2,554,397	2,614,583	2,557,310	15,795,690

LIABILITIES:
Payable for securities purchased	—	—	7,732	—	8,784	—
Payable to affiliates:
Investment advisory fees	558	1,355	774	550	767	3,951
Total Liabilities	558	1,355	8,506	550	9,551	3,951

Net Assets	$2,572,589	$5,092,463	$2,545,891	$2,614,033	$2,547,759	$15,791,739

ANALYSIS OF NET ASSETS:
Capital stock	$2,500,000	$5,000,000	$2,500,000	$2,500,000	$2,500,000	$15,000,000
Accumulated undistributed net investment income (loss)	9,728	54,723	13,019	4,404	(169)	(3,844)
Accumulated undistributed net realized gain (loss)	437	(115)	(251)	(855)	(58)	(123)
Net unrealized appreciation	62,424	37,855	33,123	110,484	47,986	795,706
Net Assets	$2,572,589	$5,092,463	$2,545,891	$2,614,033	$2,547,759	$15,791,739

Shares of Beneficial Interest Outstanding ($0.0001 par value, unlimited authorized)	100,000	200,000	100,000	100,000	100,000	600,000
Net Asset Value, Per Share	$25.73	$25.46	$25.46	$26.14	$25.48	$26.32

See Notes to Financial Statements.

2   NETS™ FUNDS SEMI-ANNUAL REPORT

NETS™ FUNDS
STATEMENTS OF OPERATIONS	FOR THE PERIODS ENDED APRIL 30, 2008 (UNAUDITED)

	NETS™ CAC40® INDEX FUND (FRANCE)(1)	NETS™ DAX® INDEX FUND (GERMANY)(2)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)(3)	NETS™ HANG SENG INDEX FUND (HONG KONG)(4)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)(5)	NETS™ TOPIX® INDEX FUND (JAPAN)(6)

INVESTMENT INCOME:
Dividend income	$12,096	$65,978	$15,322	$ 5,037	$ 689	$ 112
Less: Foreign withholding taxes	(1,810)	(9,900)	(1,529)	(83)	(91)	(5)
Total Investment Income	10,286	56,078	13,793	4,954	598	107

EXPENSES:
Investment advisory fees (See Note 3)	558	1,355	774	550	767	3,951
Net Investment Income (Loss)	9,728	54,723	13,019	4,404	(169)	(3,844)

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on: Investments	—	—	(244)	(815)	(42)	—
Foreign currency transactions	437	(115)	(7)	(40)	(16)	(123)
Net change in unrealized appreciation (depreciation) on:
Investments	62,470	38,114	33,073	110,484	48,025	795,729
Translation of other assets and liabilities denominated in foreign currencies	(46)	(259)	50	—	(39)	(23)
Net Gains on Investments and Foreign Currency	62,861	37,740	32,872	109,629	47,928	795,583

Net Increase in Net Assets Resulting from Operations	$72,589	$92,463	$45,891	$114,033	$47,759	$791,739

(1)	NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(2)	NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(3)	NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(4)	NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(5)	NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.
(6)	NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.

See Notes to Financial Statements.

NETS™ FUNDS SEMI-ANNUAL REPORT   3

NETS™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE PERIODS ENDED APRIL 30, 2008 (UNAUDITED)

	NETS™ CAC40® INDEX FUND (FRANCE) 2008(1)	NETS™ DAX® INDEX FUND (GERMANY) 2008(2)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM) 2008(3)	NETS™ HANG SENG INDEX FUND (HONG KONG) 2008(4)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) 2008(5)	NETS™ TOPIX® INDEX FUND (JAPAN) 2008(6)

OPERATIONS:
Net investment income (loss)	$9,728	$54,723	$13,019	$4,404	$(169)	$(3,844)
Net realized gains (losses)	437	(115)	(251)	(855)	(58)	(123)
Net change in unrealized appreciation	62,424	37,855	33,123	110,484	47,986	795,706
Net Increase in Net Assets Resulting from Operations	72,589	92,463	45,891	114,033	47,759	791,739

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,000	5,000,000	2,500,000	2,500,000	2,500,000	15,000,000
Net Increase in Net Assets Resulting from Capital Share Transactions	2,500,000	5,000,000	2,500,000	2,500,000	2,500,000	15,000,000

Total Increase in Net Assets	2,572,589	5,092,463	2,545,891	2,614,033	2,547,759	15,791,739

NET ASSETS:
Beginning of period	—	—	—	—	—	—
End of period	$2,572,589	$5,092,463	$2,545,891	$2,614,033	$2,547,759	$15,791,739

Accumulated Undistributed Net Investment Income (Loss)	$9,728	$54,723	$13,019	$4,404	$(169)	$(3,844)

SHARE TRANSACTIONS:
Shares sold in-kind	100,000	200,000	100,000	100,000	100,000	600,000
Shares outstanding, end of period	100,000	200,000	100,000	100,000	100,000	600,000

(1)	NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(2)	NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(3)	NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(4)	NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(5)	NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.
(6)	NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.

See Notes to Financial Statements.

4	NETS™ FUNDS SEMI-ANNUAL REPORT

NETS™ FUNDS
FINANCIAL HIGHLIGHTS	FOR THE PERIODS ENDED APRIL 30, 2008 (UNAUDITED)

Selected per share data	NETS™ CAC40® INDEX FUND (FRANCE)(1)	NETS™ DAX® INDEX FUND (GERMANY)(2)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)(3)	NETS™ HANG SENG INDEX FUND (HONG KONG)(4)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)(5)	NETS™ TOPIX® INDEX FUND (JAPAN)(6)

Net Asset Value, Beginning of Period	25.00	25.00	25.00	25.00	25.00	25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.10	0.27	0.13	0.04	0.00	(0.01)
Net realized and unrealized gain	0.63	0.19	0.33	1.10	0.48	1.33
Total from Investment Operations	0.73	0.46	0.46	1.14	0.48	1.32

Net Asset Value, End of Period	25.73	25.46	25.46	26.14	25.48	26.32

Total Return (NAV)(7)	2.92%	1.84%	1.84%	4.56%	1.92%	5.28%
Total Return (Market Price)(8)	3.04%	1.64%	1.60%	4.80%	1.60%	6.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,573	$5,092	$2,546	$2,614	$2,548	$15,792
Ratio to average net assets of:
Expenses(9)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income(10)	8.18%	18.96%	7.90%	3.76%	(0.10)%	(0.46)%
Portfolio Turnover Rate	0%	0%	1%	1%	0%	0%

(1)	The NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(2)	The NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(3)	The NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(4)	The NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(5)	The NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.
(6)	The NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.
(7)

Assumes investment at net asset value at the beginning of period, reinvestment of all dividends and distributions at net asset value, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(8)

Assumes investment at market value at the beginning of period, reinvestment of all dividends and distributions at net asset value, and a complete redemption of the investment at market value at the end of the period. Total return is not annualized for periods less than one year.

(9)	Annualized for periods less than one year.
(10)	Annualized for periods less than one year. If not annualized, the net investment income ratios would have been 0.38%, 1.09%, 0.52%, 0.17%, (0.01%), and (0.02%), respectively.

See Notes to Financial Statements.

NETS™ FUNDS SEMI-ANNUAL REPORT	5

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ CAC40® INDEX FUND (FRANCE)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.9%
Aerospace - 0.6%
European Aeronautic Defence and Space Co. NV	649	$16,318

Airlines - 0.5%
Air France-KLM	452	14,053

Automobiles - 2.2%
Peugeot SA	297	20,799
Renault SA	359	36,917

		57,716

Banks - 13.2%
BNP Paribas	1,548	166,898
Credit Agricole SA	1,503	50,662
Dexia SA	1,062	29,530
Societe Generale	798	93,379

		340,469

Broadcasting & Entertainment - 3.3%
Vivendi*	2,097	85,114

Broadline Retailers - 0.7%
PPR	140	18,322

Building Materials & Fixtures - 3.6%
Cie de Saint-Gobain	573	46,167
Lafarge SA	264	47,633

		93,800

Clothing & Accessories - 2.2%
LVMH Moet Hennessy Louis Vuitton SA	485	55,439

Commodity Chemicals - 2.4%
Air Liquide	403	60,685

Computer Services - 0.6%
Cap Gemini SA	258	15,662

Distillers & Vintners - 1.5%
Pernod-Ricard SA	335	38,596

Electrical Components & Equipment - 2.0%
Schneider Electric SA	420	51,403

Electricity - 2.7%
Electricite de France	656	68,633

Fixed Line Telecommunications - 4.3%
France Telecom SA	3,519	110,451

Food Products - 2.9%
Groupe Danone	830	73,450

Food Retailers & Wholesalers - 2.8%
Carrefour SA	1,015	71,475

Full Line Insurance - 4.3%
AXA SA	2,967	110,425

Gas Distribution - 1.1%
Gaz de France SA	442	29,136

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.9% – CONTINUED
Heavy Construction - 3.9%
Bouygues	469	$35,064
Vinci SA	876	64,687

		99,751

Hotels - 1.1%
Accor SA	333	$27,633

Industrial Machinery - 2.7%
Alstom	190	44,076
Vallourec	91	24,829

		68,905

Integrated Oil & Gas - 13.4%
Total SA	4,094	343,811

Medical Supplies - 0.9%
Cie Generale d’Optique Essilor International SA	382	23,760

Multi-Utilities - 6.1%
Suez SA	2,235	158,325

Personal Products - 2.3%
L’Oreal SA	495	58,733

Pharmaceuticals - 6.0%
Sanofi-Aventis SA	1,966	153,502

Publishing - 0.6%
Lagardere SCA	226	16,252

Real Estate Investment Trusts - 1.3%
Unibail-Rodamco (REIT)	132	34,066

Semiconductors - 0.5%
STMicroelectronics NV	1,048	12,286

Steel - 5.4%
ArcelorMittal	1,564	138,283

Telecommunications Equipment - 1.0%
Alcatel-Lucent	3,778	25,469

Tires - 0.9%
Compagnie Generale des Etablissements Michelin, Class B	247	22,600

Water - 1.9%
Veolia Environnement	678	49,127

Total Common Stocks

(Cost $2,481,180)		2,543,650

SHORT-TERM INVESTMENT - 0.7%
JPMorgan Prime Money Market Fund, Morgan Shares	19,113	19,113

Total Short-Term Investment

(Cost $19,113)		19,113

Total Investments - 99.6%

(Cost $2,500,293)		2,562,763
Other Assets less Liabilities - 0.4%		9,826

NET ASSETS - 100.0%		$2,572,589

*	Non-Income Producing Security.

See Notes to Financial Statements

6   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Aerospace	0.6%
Airlines	0.5
Automobiles	2.3
Banks	13.3
Broadcasting & Entertainment	3.3
Broadline Retailers	0.7
Building Materials & Fixtures	3.7
Clothing & Accessories	2.2
Commodity Chemicals	2.4
Computer Services	0.6
Distillers & Vintners	1.5
Electrical Components & Equipment	2.0
Electricity	2.7
Fixed Line Telecommunications	4.3
Food Products	2.9
Food Retailers & Wholesalers	2.8
Full Line Insurance	4.3
Gas Distribution	1.1
Heavy Construction	3.9
Hotels	1.1
Industrial Machinery	2.7
Integrated Oil & Gas	13.4
Medical Supplies	0.9
Multi-Utilities	6.2
Personal Products	2.3
Pharmaceuticals	6.0
Publishing	0.6
Real Estate Investment Trusts	1.3
Semiconductors	0.5
Steel	5.4
Telecommunications Equipment	1.0
Tires	0.9
Water	1.9
Short-Term Investment	0.7

Total	100.0%

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT    7

NETS™ FUNDS
APRIL 30, 2008 (UNAUDITED)
SCHEDULE OF INVESTMENTS
NETS™ DAX® INDEX FUND (GERMANY)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.2%
Airlines - 1.2%
Deutsche Lufthansa AG (Registered)	2,286	$60,042

Auto Parts & Equipment - 1.8%
Continental AG	776	91,252

Automobile Manufacturers - 12.6%
Bayerische Motoren Werke AG	1,654	90,773
Daimler AG	4,532	352,300
Volkswagen AG	676	199,326

		642,399

Chemicals, Speciality - 12.7%
BASF SE	2,340	333,894
Bayer AG	3,670	313,118

		647,012

Clothing & Footwear - 1.2%
Adidas AG	958	61,137

Credit Banks - 7.8%
Commerzbank AG	3,062	111,076
Deutsche Bank AG (Registered)	2,066	247,578
Deutsche Postbank AG (Registered)	410	35,951

		394,605

Fixed-Line Telecommunication - 4.9%
Deutsche Telekom AG	13,974	251,066

Health Care - 1.0%
Fresenius Medical Care AG & Co. KGaA	940	49,890

Industrial Gases - 1.9%
Linde AG	670	98,158

Industrial, Diversified - 12.9%
MAN AG	452	63,152
Siemens AG (Registered)	4,156	488,974
ThyssenKrupp AG	1,652	103,471

		655,597

Insurance - 8.9%
Allianz SE (Registered)	2,222	452,943

Logistics - 2.5%
Deutsche Post AG (Registered)	4,112	128,231

Mortgage Banks - 0.8%
Hypo Real Estate Holding AG	1,150	43,006

Multi-Utilities - 14.7%
E.ON AG	2,556	520,152
RWE AG	1,996	229,774

		749,926

Personal Products - 0.7%
Henkel AG & Co. KGaA (Preference)	882	37,557

Pharmaceuticals - 0.9%
Merck KGAA	324	46,010

Re-Insurance - 3.8%
Muenchener Rueckversicherungs AG (Registered)	996	192,687

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.2% – CONTINUED
Retail, Multiline - 0.8%
Metro AG	484	$38,400

Securities Brokers - 2.8%
Deutsche Boerse AG	966	141,704

Semiconductors - 0.6%
Infineon Technologies AG*	3,402	31,832

Software - 4.2%
SAP AG	4,256	214,621

Transportation Services - 0.5%
TUI AG*	838	23,980

Total Common Stocks

(Cost $5,013,941)		5,052,055

SHORT-TERM INVESTMENT - 0.1%
JPMorgan Prime Money Market Fund, Morgan Shares	6,096	6,096

Total Short-Term Investment

(Cost $6,096)		6,096

Total Investments - 99.3%

(Cost $5,020,037)		5,058,151

Other Assets less Liabilities - 0.7%		34,312

NET ASSETS - 100.0%		$5,092,463

*	Non-Income Producing Security.

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Airlines	1.2%
Auto Parts & Equipment	1.8
Automobile Manufacturers	12.7
Chemicals, Speciality	12.8
Clothing & Footwear	1.2
Credit Banks	7.8
Fixed-Line Telecommunication	5.0
Health Care	1.0
Industrial Gases	1.9
Industrial, Diversified	13.0
Insurance	9.0
Logistics	2.5
Mortgage Banks	0.9
Multi-Utilities	14.8
Personal Products	0.7
Pharmaceuticals	0.9
Re-Insurance	3.8
Retail, Multiline	0.8
Securities Brokers	2.8
Semiconductors	0.6
Software	4.2
Transportation Services	0.5
Short-Term Investment	0.1

Total	100.0%

See Notes to Financial Statements

8   NETS™ FUNDS SEMI-ANNUAL REPORT

NETS™ FUNDS
SCHEDULE OF INVESTMENTS	APRIL 30, 2008 (UNAUDITED)

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.0%
Aerospace - 0.7%
Cobham PLC	1,001	$4,372
Rolls-Royce Group PLC*	1,639	14,250

		18,622

Airlines - 0.2%
British Airways PLC*	1,015	4,553

Apparel Retailers - 0.2%
Next PLC	177	4,017

Asset Managers - 0.9%
Man Group PLC	1,546	17,805
Schroders PLC	150	3,128
Schroders PLC (Non-Voting)	61	1,139

		22,072

Banks - 16.5%
Alliance & Leicester PLC	371	3,799
Barclays PLC	5,786	52,312
HBOS PLC	3,353	31,245
HSBC Holdings PLC	10,492	182,759
Lloyds TSB Group PLC	5,029	43,078
Royal Bank of Scotland Group PLC	8,984	61,387
Standard Chartered PLC	1,250	44,414

		418,994

Brewers - 0.9%
SABMiller PLC	1,007	23,295

Broadcasting & Entertainment - 0.7%
British Sky Broadcasting Group PLC	1,160	12,521
ITV PLC	3,433	4,488

		17,009

Broadline Retailers - 0.6%
Home Retail Group PLC	773	4,042
Marks & Spencer Group PLC	1,421	10,708

		14,750

Business Support Services - 0.9%
Bunzl PLC	308	4,511
Capita Group PLC	537	7,051
Experian Group Ltd.	900	6,783
G4S PLC	1,128	5,099

		23,444

Containers & Packaging - 0.2%
Rexam PLC	567	5,028

Defense - 1.1%
BAE Systems PLC	3,139	29,018

Distillers & Vintners - 1.8%
Diageo PLC	2,289	46,831

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.0% – CONTINUED
Diversified Industrials - 0.3%
Smiths Group PLC	342	$6,560

Electricity - 1.8%
British Energy Group PLC	906	13,637
International Power PLC	1,325	11,527
Scottish & Southern Energy PLC	766	21,118

		46,282

Exploration & Production - 0.7%
Cairn Energy PLC*	115	7,138
Tullow Oil PLC	633	9,453

		16,591

Fixed Line Telecommunications - 1.5%
BT Group PLC	6,937	30,604
Cable & Wireless PLC	2,184	6,453

		37,057

Food Products - 2.8%
Associated British Foods PLC	349	6,093
Cadbury Schweppes PLC	1,892	21,846
Tate & Lyle PLC	403	4,226
Unilever PLC	1,169	39,406

		71,571

Food Retailers & Wholesalers - 3.3%
J Sainsbury PLC	1,521	11,553
Tesco PLC	7,026	59,697
WM Morrison Supermarkets PLC	2,369	13,442

		84,692

Full Line Insurance - 0.3%
Royal & Sun Alliance Insurance Group	2,873	7,648

Gas Distribution - 0.8%
Centrica PLC	3,311	19,279

General Mining - 12.8%
Anglo American PLC	1,182	76,528
Antofagasta PLC	348	5,531
BHP Billiton PLC	1,969	70,195
Eurasian Natural Resources Corp.*	341	8,104
Kazakhmys PLC	161	5,044
Rio Tinto PLC	889	104,076
Vedanta Resources PLC	126	5,602
Xstrata PLC	644	50,330

		325,410

Home Construction - 0.1%
Persimmon PLC	267	3,064

Home Improvement Retailers - 0.2%
Kingfisher PLC	2,067	5,437

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   9

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.0% – CONTINUED
Hotels - 0.2%
Intercontinental Hotels Group PLC	260	$4,176

Industrial Suppliers - 0.2%
Wolseley PLC	580	5,830

Insurance Brokers - 0.1%
Admiral Group PLC	173	2,984

Integrated Oil & Gas - 19.8%
BG Group PLC	3,008	73,337
BP PLC	16,939	204,982
Royal Dutch Shell PLC, Class A	3,186	127,967
Royal Dutch Shell PLC, Class B	2,451	97,815

		504,101

Investment Services - 0.3%
ICAP PLC	426	4,944
London Stock Exchange Group PLC	183	3,904

		8,848

Life Insurance - 4.2%
Aviva PLC	2,349	29,286
Friends Provident PLC	2,050	4,824
Legal & General Group PLC	5,426	13,637
Old Mutual PLC	4,694	11,918
Prudential PLC	2,203	30,106
Resolution PLC	609	8,672
Standard Life PLC	1,918	9,516

		107,959

Media Agencies - 0.5%
WPP Group PLC	1,074	13,156

Medical Equipment - 0.4%
Smith & Nephew PLC	793	10,287

Mobile Telecommunications - 5.8%
Vodafone Group PLC	46,716	148,315

Multi-Utilities - 1.7%
National Grid PLC	2,260	31,355
United Utilities PLC	771	10,956

		42,311

Nondurable Household Products - 1.5%
Reckitt Benckiser Group PLC	640	37,241

Oil Equipment & Services - 0.3%
AMEC PLC	293	4,614
John Wood Group PLC	342	2,909

		7,523

Pharmaceuticals - 6.7%
AstraZeneca PLC	1,291	54,410
GlaxoSmithKline PLC	4,813	106,858
Shire PLC	494	9,163

		170,431

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.0% – CONTINUED
Platinum & Precious Metals - 0.3%
Lonmin PLC	137	$8,417

Publishing - 1.1%
Pearson PLC	710	9,239
Reed Elsevier PLC	1,004	12,686
Thomson Reuters PLC	175	5,414

		27,339

Real Estate Investment Trusts - 1.2%
British Land Co. PLC (REIT)	451	7,512
Hammerson PLC (REIT)	256	5,111
Land Securities Group PLC (REIT)	407	12,414
Liberty International PLC (REIT)	320	6,217

		31,254

Recreational Services - 0.3%
Carnival PLC	188	7,387

Restaurants & Bars - 0.7%
Compass Group PLC	1,642	11,090
Enterprise Inns PLC	448	3,400
Whitbread PLC	155	3,730

		18,220

Software - 0.2%
Sage Group PLC	1,142	4,474

Specialty Chemicals - 0.3%
Johnson Matthey PLC	195	7,724

Specialty Finance - 0.2%
3i Group PLC	338	5,754

Specialty Retailers - 0.1%
Carphone Warehouse Group PLC	320	1,722

Tobacco - 3.1%
British American Tobacco PLC	1,346	50,571
Imperial Tobacco Group PLC	607	29,081

		79,652

Travel & Tourism - 0.3%
Firstgroup PLC	384	4,316
Thomas Cook Group PLC	432	2,214
Tui Travel PLC	493	2,312

		8,842

Water - 0.2%
Severn Trent PLC	206	5,961

Total Common Stocks

(Cost $2,488,140)		2,521,132

CLOSED-END FUND - 0.2%
Equity Investment Instruments - 0.2%
Alliance Trust PLC (Cost $3,962)	593	4,043

See Notes to Financial Statements

10   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT - 0.0%
JPMorgan Prime Money Market Fund,
Morgan Shares	587	$587

Total Short-Term Investment

(Cost $587)		587

Total Investments - 99.2%

(Cost $2,492,689)		2,525,762

Other Assets less Liabilities - 0.8%		20,129

NET ASSETS - 100.0%		$2,545,891

*	Non-Income Producing Security.

% OF TOTAL
INDUSTRY SECTOR	INVESTMENTS
Aerospace	0.7%
Airlines	0.2
Apparel Retailers	0.2
Asset Managers	0.9
Banks	16.6
Brewers	0.9
Broadcasting & Entertainment	0.7
Broadline Retailers	0.6
Business Support Services	0.9
Containers & Packaging	0.2
Defense	1.1
Distillers & Vintners	1.9
Diversified Industrials	0.3
Electricity	1.8
Equity Investment Instruments	0.2
Exploration & Production	0.7
Fixed Line Telecommunications	1.5
Food Products	2.8
Food Retailers & Wholesalers	3.3
Full Line Insurance	0.3
Gas Distribution	0.8
General Mining	12.9
Home Construction	0.1
Home Improvement Retailers	0.2
Hotels	0.2
Industrial Suppliers	0.2
Insurance Brokers	0.1
Integrated Oil & Gas	20.0
Investment Services	0.3
Life Insurance	4.3
Media Agencies	0.5
Medical Equipment	0.4
Mobile Telecommunications	5.9
Multi-Utilities	1.7
Nondurable Household Products	1.5
Oil Equipment & Services	0.3
Pharmaceuticals	6.7
Platinum & Precious Metals	0.3
Publishing	1.1
Real Estate Investment Trusts	1.2
Recreational Services	0.3
Restaurants & Bars	0.7
Software	0.2
Specialty Chemicals	0.3
Specialty Finance	0.2
Specialty Retailers	0.1
Tobacco	3.2
Travel & Tourism	0.3
Water	0.2
Short-Term Investment	0.0

Total	100.0%

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   11

NETS™ FUNDS

SCHEDULE OF INVESTMENTS	APRIL 30, 2008 (UNAUDITED)

NETS™ HANG SENG INDEX FUND (HONG KONG)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.2%
Conglomerates - 7.5%
Cheung Kong Infrastructure Holdings Ltd.	1,551	$6,706
China Resources Enterprise	4,107	15,070
Citic Pacific Ltd.	4,090	19,152
Hutchison Whampoa Ltd.	7,276	71,177
New World Development Ltd.	8,233	21,231
Swire Pacific Ltd., Class A	3,126	36,555
Wharf Holdings Ltd.	5,148	26,121

		196,012

Consumer Goods - 3.2%
Esprit Holdings Ltd.	3,607	44,378
Li & Fung Ltd.	7,642	31,619
Yue Yuen Industrial Holdings Ltd.	2,290	6,963

		82,960

Energy - 12.6%
China Petroleum & Chemical Corp., Class H	57,230	60,720
China Shenhua Energy Co., Ltd., Class H	11,603	53,292
CNOOC Ltd.	60,952	107,600
PetroChina Co. Ltd., Class H	72,014	107,172

		328,784

Financials - 42.9%
Bank of China Ltd., Class H	103,781	52,992
Bank of Communications Co. Ltd., Class H	47,201	67,944
Bank of East Asia Ltd.	5,645	32,155
BOC Hong Kong Holdings Ltd.	12,612	32,603
China Construction Bank Corp., Class H	153,368	138,520
China Life Insurance Co. Ltd., Class H	25,397	110,130
Hang Seng Bank Ltd.	2,611	52,290
Hong Kong Exchanges and Clearing Ltd.	3,656	74,672
HSBC Holdings PLC	22,564	391,091
Industrial & Commercial Bank of China, Class H	155,908	123,413
Ping An Insurance Group Co. of China Ltd., Class H	4,806	45,596

		1,121,406

Information Technology - 0.4%
Foxconn International Holdings Ltd.*	7,284	11,307

Properties & Construction - 10.3%
Cheung Kong Holdings Ltd.	4,743	73,871
China Overseas Land & Investment Ltd.	13,168	27,706
Hang Lung Properties Ltd.	7,053	28,684
Henderson Land Development Co. Ltd.	3,654	27,893
Sino Land Co.	8,229	20,798
Sun Hung Kai Properties Ltd.	5,251	91,956

		270,908

		NUMBER OF SHARES	VALUE
	COMMON STOCKS - 99.2% – CONTINUED
	Services - 2.0%
	Cathay Pacific Airways Ltd.	4,058	$8,465
	China Merchants Holdings International Co. Ltd.	3,726	19,121
	COSCO Pacific Ltd.	3,863	7,305
	MTR Corp.	4,827	17,278

			52,169

	Telecommunications - 15.9%
	China Mobile Ltd.	20,512	352,893
	China Netcom Group Corp. Hong Kong Ltd.	6,794	20,483
	China Unicom Ltd.	13,952	30,214
	PCCW Ltd.	17,496	11,291

			414,881

	Utilities - 4.4%
	CLP Holdings Ltd.	6,166	48,887
	Hong Kong & China Gas Co.	12,404	36,283
	HongKong Electric Holdings	4,725	29,643

			114,813

	Total Common Stocks

	(Cost $2,482,756)		2,593,240

	SHORT-TERM INVESTMENT - 0.6%
	JPMorgan Prime Money Market Fund, Morgan Shares	15,901	15,901

	Total Short-Term Investment

	(Cost $15,901)		15,901

	Total Investments - 99.8%

	(Cost $2,498,657)		2,609,141
	Other Assets less Liabilities - 0.2%		4,892

	NET ASSETS - 100.0%		$2,614,033

*	Non-Income Producing Security.

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Conglomerates	7.5%
Consumer Goods	3.2
Energy	12.6
Financials	43.0
Information Technology	0.4
Properties & Construction	10.4
Services	2.0
Telecommunications	15.9
Utilities	4.4
Short-Term Investment	0.6

Total	100.0%

See Notes to Financial Statements

12   NETS™ FUNDS SEMI-ANNUAL REPORT

NETS™ FUNDS
SCHEDULE OF INVESTMENTS	APRIL 30, 2008 (UNAUDITED)

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4%
Agricultural Products - 0.1%
Futuris Corp. Ltd.	1,851	$3,680

Air Freight & Logistics - 0.4%
Toll Holdings Ltd.	1,469	10,978

Airlines - 0.6%
Qantas Airways Ltd.	4,611	14,774

Airport Services - 0.4%
Macquarie Airports	3,253	9,626

Aluminum - 0.6%
Alumina Ltd.	2,735	14,768

Apparel Retail - 0.1%
Just Group Ltd.	402	1,515

Apparel, Accessories & Luxury Goods - 0.2%
Billabong International Ltd.	422	4,772

Asset Management & Custody Banks - 0.6%
Australian Wealth Management Ltd.	1,071	1,827
Babcock & Brown Capital Ltd.*	422	1,650
Henderson Group PLC	1,183	2,865
IOOF Holdings Ltd.	153	802
Perpetual Ltd.	98	5,064
Platinum Asset Management Ltd.	503	2,086

		14,294

Biotechnology - 2.0%
CSL Ltd.	1,331	49,907

Brewers - 1.1%
Foster’s Group Ltd.	4,669	22,307
Lion Nathan Ltd.	700	5,508

		27,815

Broadcasting & Cable TV - 0.4%
Austar United Communications Ltd.*	1,408	1,751
Consolidated Media Holdings Ltd.	1,021	3,483
Seven Network Ltd.	311	2,717
Ten Network Holdings Ltd.	831	1,754

		9,705

Building Products - 0.2%
Crane Group Ltd.	160	2,254
GWA International Ltd.	642	1,742
Hills Industries Ltd.	343	1,384

		5,380

Casinos & Gaming - 1.5%
Aristocrat Leisure Ltd.	910	6,440
Crown Ltd.	1,027	10,617
TABCORP Holdings Ltd.	1,283	13,807
Tatts Group Ltd.	3,094	7,960

		38,824

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Coal & Consumable Fuels - 0.7%
Centennial Coal Co. Ltd.	730	3,103
Energy Resources of Australia Ltd.	157	2,885
Felix Resources Ltd.	210	2,889
Paladin Energy Ltd.*	1,491	5,971
Riversdale Mining Ltd.*	430	3,242

		18,090

Commercial Printing - 0.0%
Pacific Magazines Ltd.	616	784

Commodity Chemicals - 0.2%
Dyno Nobel Ltd.	1,711	4,724

Computer & Electronics Retail - 0.1%
JB Hi-Fi Ltd.	249	2,135

Construction & Engineering - 1.3%
Ausenco Ltd.	135	2,007
Boart Longyear Group	3,600	6,395
Leighton Holdings Ltd.	336	14,910
Macmahon Holdings Ltd.	1,066	1,632
Monadelphous Group Ltd.	180	2,275
United Group Ltd.	397	5,335

		32,554

Construction & Farm Machinery & Heavy Trucks - 0.1%
Bradken Ltd.	255	1,982

Construction Materials - 0.7%
Adelaide Brighton Ltd.	789	2,580
Boral Ltd.	1,448	8,487
James Hardie Industries NV	1,121	6,286

		17,353

Data Processing & Outsourced Services - 0.4%
Computershare Ltd.	1,064	8,974
Iress Market Technology Ltd.	221	1,322

		10,296

Department Stores - 0.1%
David Jones Ltd.	1,160	3,815

Distributors - 0.1%
Pacific Brands Ltd.	1,224	2,278

Diversified Banks - 19.0%
Australia & New Zealand Banking Group Ltd.	4,669	96,356
Commonwealth Bank of Australia	3,219	136,049
National Australia Bank Ltd.	3,977	113,219
St. George Bank Ltd.	1,351	33,852
Westpac Banking Corp.	4,567	105,398

		484,874

Diversified Capital Markets - 0.0%
Allco Finance Group Ltd.	734	726

See Notes to Financial Statements

NETS™ FUNDS SEMI - ANNUAL REPORT	13

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Diversified Chemicals - 0.8%
Orica Ltd.	761	$20,868

Diversified Commercial & Professional Services - 1.6%
Brambles Ltd.	3,432	28,784
Cabcharge Australia Ltd.	289	2,440
Downer EDI Ltd.	765	5,226
Spotless Group Ltd.	474	1,407
Transfield Services Ltd.	349	4,210

		42,067

Diversified Metals & Mining - 18.2%
BHP Billiton Ltd.	8,148	324,560
Equinox Minerals Ltd.*	336	1,596
Iluka Resources Ltd.	867	3,211
Independence Group NL	272	2,130
Kagara Ltd.	395	1,779
Lynas Corp. Ltd.*	1,533	1,849
MacArthur Coal Ltd.	299	4,821
Minara Resources Ltd.	560	3,066
Mincor Resources NL	471	1,562
Oxiana Ltd.	3,740	11,560
Perilya Ltd.	455	457
Rio Tinto Ltd.	690	88,482
Sally Malay Mining Ltd.	441	2,223
Straits Resources Ltd.	471	3,027
Western Areas NL*	262	2,388
Zinifex Ltd.	1,180	11,231

		463,942

Diversified REIT’s - 2.7%
Abacus Property Group (REIT)	1,531	1,991
Babcock & Brown Japan Property Trust (REIT)	1,286	1,424
Dexus Property Group (REIT)	7,366	12,252
GPT Group (REIT)	5,087	15,963
Mirvac Group (REIT)	2,434	9,633
Stockland (REIT)	3,584	24,419
Valad Property Group (REIT)	3,894	3,504

		69,186

Education Services - 0.1%
ABC Learning Centres Ltd.	1,151	1,448

Electric Utilities - 0.3%
Babcock & Brown Infrastructure Group	5,061	5,485
SP AusNet	2,486	2,975

		8,460

Environmental & Facilities Services - 0.1%
Transpacific Industries Group Ltd.	391	3,195

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Fertilizers & Agricultural Chemicals - 0.9%
Incitec Pivot Ltd.	122	$18,600
Nufarm Ltd.	307	5,150

		23,750

Food Distributors - 0.5%
ABB Grain Ltd.	363	3,417
AWB Ltd.	831	2,576
Metcash Ltd.	1,862	7,405

		13,398

Food Retail - 3.1%
Woolworths Ltd.	2,961	80,082

Forest Products - 0.2%
Great Southern Ltd.	660	964
Gunns Ltd.	956	2,667
Timbercorp Ltd.	703	715

		4,346

Gas Utilities - 0.2%
APA Group	933	2,875
Envestra Ltd.	1,380	1,118

		3,993

General Merchandise Stores - 0.2%
Harvey Norman Holdings Ltd.	1,435	4,882

Gold - 2.0%
Lihir Gold Ltd.*	4,615	12,786
Newcrest Mining Ltd.	1,113	30,311
Pan Australian Resources Ltd.*	3,447	3,833
Sino Gold Mining Ltd.*	503	2,375
St. Barbara Ltd.*	2,322	1,521

		50,826

Health Care Distributors - 0.1%
Sigma Pharmaceuticals Ltd.	2,090	2,334

Health Care Equipment - 0.4%
Cochlear Ltd.	133	7,106
Resmed, Inc.*	668	2,890

		9,996

Health Care Facilities - 0.2%
Healthscope Ltd.	532	2,722
Ramsay Health Care Ltd.	241	2,703

		5,425

Health Care Services - 0.4%
Sonic Healthcare Ltd.	731	10,505

Health Care Supplies - 0.1%
Ansell Ltd.	346	$3,750

See Notes to Financial Statements

14	NETS™ FUNDS SEMI - ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Highways & Railtracks - 0.8%
ConnectEast Group	3,104	$3,964
Transurban Group	2,666	17,234

		21,198

Hotels, Resorts & Cruise Lines - 0.1%
Flight Centre Ltd.	121	2,482

Household Appliances - 0.1%
GUD Holdings Ltd.	151	1,399

Human Resource & Employment Services - 0.1%
Seek Ltd.	498	2,346

Hypermarkets & Super Centers - 2.6%
Wesfarmers Ltd.	1,901	66,999

Independent Power Producers & Energy Traders - 0.1%
Babcock & Brown Power	1,505	2,688

Industrial Conglomerates - 0.3%
CSR Ltd.	2,383	7,096

Industrial REIT’s - 0.9%
Bunnings Warehouse Property Trust (REIT)	582	1,072
Goodman Group (REIT)	3,868	16,476
ING Industrial Fund (REIT)	2,416	4,758

		22,306

Integrated Oil & Gas - 1.1%
Origin Energy Ltd.	2,118	27,843

Integrated Telecommunication Services - 4.3%
Singapore Telecommunications Ltd.	1,082	3,141
Telecom Corp of New Zealand Ltd.	4,433	13,117
Telstra Corp. Ltd.	15,005	64,478
Telstra Corp. Ltd. (Installment Receipts)	9,994	27,877

		108,613

Internet Retail - 0.0%
Wotif.com Holdings Ltd.	272	1,146

Investment Banking & Brokerage - 1.6%
Macquarie Group Ltd.	665	39,743

Life & Health Insurance - 1.8%
AMP Ltd.	4,607	33,993
AXA Asia Pacific Holdings Ltd.	1,983	11,100

		45,093

Movies & Entertainment - 0.5%
News Corp., Class B	734	13,834

Multi-Line Insurance - 0.1%
Tower Australia Group Ltd.	592	1,478

Multi-Utilities - 0.6%
AGL Energy Ltd.	1,085	12,780
DUET Group	1,123	3,556

		16,336

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Office REIT’s - 0.6%
Commonwealth Property Office Fund (REIT)	3,614	$4,802
ING Office Fund (REIT)	3,058	4,020
Macquarie Office Trust (REIT)	4,440	4,310
Tishman Speyer Office Fund (REIT)	838	1,279

		14,411

Office Services & Supplies - 0.0%
Corporate Express Australia Ltd.	168	855

Oil & Gas Equipment & Services - 0.6%
WorleyParsons Ltd.	421	15,393

Oil & Gas Exploration & Production - 4.2%
AED Oil Ltd.*	277	619
Arrow Energy Ltd.*	1,334	2,942
Australian Worldwide Exploration Ltd.*	1,081	3,718
Beach Petroleum Ltd.	2,056	2,344
Nexus Energy Ltd.*	948	1,322
Oil Search Ltd.	2,223	9,950
Queensland Gas Co. Ltd.*	1,138	5,180
Roc Oil Co. Ltd.*	723	1,437
Santos Ltd.	1,418	21,233
Woodside Petroleum Ltd.	1,101	57,998

		106,743

Oil & Gas Refining & Marketing - 0.1%
Caltex Australia Ltd.	327	3,704

Other Diversified Financial Services - 0.4%
Babcock & Brown Ltd.	504	6,982
Challenger Financial Services Group Ltd.	1,122	2,199

		9,181

Packaged Foods & Meats - 0.2%
Goodman Fielder Ltd.	3,213	5,420

Paper Packaging - 0.5%
Amcor Ltd.	2,077	13,212

Paper Products - 0.1%
PaperlinX Ltd.	1,090	2,599

Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd.	592	9,450
Coeur d’Alene Mines Corp.*	267	828

		10,278

Property & Casualty Insurance - 3.9%
Insurance Australia Group Ltd.	4,559	18,688
QBE Insurance Group Ltd.	2,146	51,143
Suncorp-Metway Ltd.	2,245	28,878

		98,709

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT	15

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Publishing - 0.7%
APN News & Media Ltd.	726	$2,839
Fairfax Media Ltd.	3,111	10,261
West Australian Newspapers Holdings Ltd.	424	3,840

		16,940

Railroads - 0.2%
Asciano Group	1,337	5,052

Real Estate Management & Development - 0.6%
Australand Property Group (REIT)	1,030	1,601
FKP Property Group	607	2,031
Lend Lease Corp. Ltd.	836	9,769
Sunland Group Ltd.	482	1,294

		14,695

Regional Banks - 0.5%
Bank of Queensland Ltd.	327	4,998
Bendigo and Adelaide Bank Ltd.	622	7,169

		12,167

Retail REIT’s - 3.6%
APN/UKA European Retail Property Group (REIT)	1,272	581
Centro Properties Group (REIT)	2,059	883
Centro Retail Group (REIT)	3,886	1,758
CFS Retail Property Trust (REIT)	4,460	9,414
Macquarie CountryWide Trust (REIT)	2,779	3,627
Macquarie DDR Trust (REIT)	2,216	1,211
Westfield Group (REIT)	4,249	73,034

		90,508

Soft Drinks - 0.4%
Coca-Cola Amatil Ltd.	1,173	9,296

Specialized Consumer Services - 0.1%
Invocare Ltd.	235	1,515

Specialized Finance - 0.5%
ASX Ltd.	414	14,002

Steel - 2.7%
BlueScope Steel Ltd.	1,781	18,546
Fortescue Metals Group Ltd.*	3,188	22,261
Mount Gibson Iron Ltd.*	1,542	4,258
Murchison Metals Ltd.*	846	3,603
OneSteel Ltd.	2,124	12,830
Sims Group Ltd.	245	7,637
Sundance Resources Ltd.*	3,570	757

		69,892

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.4% – CONTINUED
Trading Companies & Distributors - 0.1%
Alesco Corp. Ltd.	216	$1,736
Emeco Holdings Ltd.	1,534	1,157

		2,893

Total Common Stocks

(Cost $2,457,772)		2,506,167

INVESTMENT COMPANIES - 1.1%
Airport Services - 0.1%
Australian Infrastructure Fund	928	2,449

Broadcasting & Cable TV - 0.3%
Macquarie Communications Infrastructure Group	1,044	4,417
Macquarie Media Group Ltd.	401	1,394

		5,811

Electric Utilities - 0.2%
Babcock & Brown Wind Partners	1,856	2,763
Spark Infrastructure Group(1)	2,154	3,613

		6,376

Highways & Railtracks - 0.5%
Macquarie Infrastructure Group	5,167	13,780

Independent Power Producers & Energy Traders - 0.0%
Transfield Services Infrastructure Fund	331	508

Multi-Utilities - 0.0%
Hastings Diversified Utilities Fund	499	1,223

Total Investment Companies

(Cost $30,517)		30,147

SHORT-TERM INVESTMENT - 0.8%
JPMorgan Prime Money Market Fund,
Morgan Shares	19,283	19,283

Total Short-Term Investment

(Cost $19,283)		19,283

Total Investments - 100.3%

(Cost $2,507,572)		2,555,597

Liabilities in Excess of Other Assets - (0.3)%		(7,838)

NET ASSETS - 100.0%		$2,547,759

*	Non-Income Producing Security.

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by the valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of the NETS Funds.

See Notes to Financial Statements

16	NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Agricultural Products	0.1%
Air Freight & Logistics	0.4
Airlines	0.6
Airport Services	0.5
Aluminum	0.6
Apparel Retail	0.1
Apparel, Accessories & Luxury Goods	0.2
Asset Management & Custody Banks	0.6
Biotechnology	1.9
Brewers	1.1
Broadcasting & Cable TV	0.7
Building Products	0.2
Casinos & Gaming	1.5
Coal & Consumable Fuels	0.7
Commercial Printing	0.0
Commodity Chemicals	0.2
Computer & Electronics Retail	0.1
Construction & Engineering	1.3
Construction & Farm Machinery & Heavy Trucks	0.1
Construction Materials	0.7
Data Processing & Outsourced Services	0.4
Department Stores	0.1
Distributors	0.1
Diversified Banks	19.0
Diversified Capital Markets	0.0
Diversified Chemicals	0.8
Diversified Commercial & Professional Services	1.6
Diversified Metals & Mining	18.2
Diversified REIT’s	2.7
Education Services	0.1
Electric Utilities	0.5
Environmental & Facilities Services	0.1
Fertilizers & Agricultural Chemicals	0.9
Food Distributors	0.5
Food Retail	3.1
Forest Products	0.2
Gas Utilities	0.2
General Merchandise Stores	0.2
Gold	2.0
Health Care Distributors	0.1
Health Care Equipment	0.4
Health Care Facilities	0.2
Health Care Services	0.4
Health Care Supplies	0.1
Highways & Railtracks	1.3
Hotels, Resorts & Cruise Lines	0.1
Household Appliances	0.1
Human Resource & Employment Services	0.1
Hypermarkets & Super Centers	2.6
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	0.3

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Industrial REIT’s	0.9%
Integrated Oil & Gas	1.1
Integrated Telecommunication Services	4.2
Internet Retail	0.0
Investment Banking & Brokerage	1.6
Life & Health Insurance	1.8
Movies & Entertainment	0.5
Multi-Line Insurance	0.1
Multi-Utilities	0.6
Office REIT’s	0.6
Office Services & Supplies	0.0
Oil & Gas Equipment & Services	0.6
Oil & Gas Exploration & Production	4.2
Oil & Gas Refining & Marketing	0.1
Other Diversified Financial Services	0.4
Packaged Foods & Meats	0.2
Paper Packaging	0.5
Paper Products	0.1
Precious Metals & Minerals	0.4
Property & Casualty Insurance	3.9
Publishing	0.7
Railroads	0.2
Real Estate Management & Development	0.6
Regional Banks	0.5
Retail REIT’s	3.5
Soft Drinks	0.4
Specialized Consumer Services	0.1
Specialized Finance	0.5
Steel	2.7
Trading Companies & Distributors	0.1
Short-Term Investment	0.8

Total	100.0%

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   17

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8%
Air Transportation - 0.4%
All Nippon Airways Co. Ltd.	9,000	$35,135
Japan Airlines Corp.*	13,000	30,476

		65,611

Banks - 12.5%
77 Bank Ltd.	2,000	11,846
Aichi Bank Ltd.	100	8,516
Akita Bank Ltd.	1,000	4,363
Aomori Bank Ltd.	1,000	4,220
Aozora Bank Ltd.	4,000	12,248
Awa Bank Ltd.	1,000	6,401
Bank of Ikeda Ltd.*	100	2,847
Bank of Iwate Ltd.	100	6,401
Bank of Kyoto Ltd.	2,000	25,356
Bank of Nagoya Ltd.	1,000	6,832
Bank of Okinawa Ltd.	100	3,799
Bank of Saga Ltd.	1,000	3,435
Bank of Yokohama Ltd.	6,000	43,747
Chiba Bank Ltd.	4,000	31,346
Chiba Kogyo Bank Ltd.*	300	4,177
Chugoku Bank Ltd.	1,000	14,965
Chuo Mitsui Trust Holdings, Inc.	5,000	35,355
Daisan Bank Ltd.	1,000	3,588
Daishi Bank Ltd.	2,000	8,516
Ehime Bank Ltd.	1,000	3,626
Eighteenth Bank Ltd.	1,000	3,617
Fukui Bank Ltd.	1,000	3,330
Fukuoka Financial Group, Inc.	4,000	19,711
Gunma Bank Ltd.	2,000	15,903
Hachijuni Bank Ltd.	2,000	13,128
Higashi-Nippon Bank Ltd.	1,000	4,038
Higo Bank Ltd.	1,000	6,248
Hiroshima Bank Ltd.	3,000	16,419
Hokkoku Bank Ltd.	1,000	4,268
Hokuetsu Bank Ltd.	2,000	4,803
Hokuhoku Financial Group, Inc.	7,000	22,103
Hyakugo Bank Ltd.	1,000	6,516
Hyakujushi Bank Ltd.	1,000	5,923
Iyo Bank Ltd.	1,000	11,339
Joyo Bank Ltd.	4,000	22,582
Juroku Bank Ltd.	1,000	5,846
Kagawa Bank Ltd.	1,000	5,856
Kagoshima Bank Ltd.	1,000	7,980
Kansai Urban Banking Corp.	2,000	5,358
Keiyo Bank Ltd.	1,000	7,023
Kiyo Holdings, Inc.	4,000	6,353

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Banks - 12.5% - (continued)
Mie Bank Ltd.	1,000	$5,071
Minato Bank Ltd.	2,000	3,980
Mitsubishi UFJ Financial Group, Inc.	53,100	581,250
Miyazaki Bank Ltd.	1,000	4,009
Mizuho Financial Group Inc.	56	289,350
Mizuho Trust & Banking Co. Ltd.	8,000	13,166
Musashino Bank Ltd.	200	8,650
Nanto Bank Ltd.	1,000	5,129
Nishi-Nippon City Bank Ltd.	4,000	12,171
Ogaki Kyoritsu Bank Ltd.	1,000	5,129
Oita Bank Ltd.	1,000	7,023
Resona Holdings, Inc.	28	53,583
San-In Godo Bank Ltd.	1,000	8,803
Sapporo Hokuyo Holdings, Inc.	2	16,056
Shiga Bank Ltd.	1,000	6,641
Shikoku Bank Ltd.	1,000	4,134
Shinsei Bank Ltd.	6,000	26,294
Shizuoka Bank Ltd.	3,000	36,571
Sumitomo Mitsui Financial Group, Inc.	38	325,423
Sumitomo Trust & Banking Co. Ltd.	8,000	71,572
Suruga Bank Ltd.	1,000	14,037
Tochigi Bank Ltd.	1,000	6,574
Toho Bank Ltd.	1,000	4,363
Tokyo Tomin Bank Ltd.	300	6,330
Yamagata Bank Ltd.	1,000	6,153
Yamaguchi Financial Group, Inc.	1,000	12,621
Yamanashi Chuo Bank Ltd.	1,000	6,545

		1,980,556

Chemicals - 5.2%
ADEKA Corp.	500	4,765
Aica Kogyo Co. Ltd.	400	3,923
Air Water, Inc.	1,000	10,037
Asahi Kasei Corp.	6,000	33,815
Central Glass Co. Ltd.	1,000	3,760
Daicel Chemical Industries Ltd.	2,000	11,750
Denki Kagaku Kogyo K K	2,000	7,368
DIC Corp.	4,000	12,745
Earth Chemical Co. Ltd.	100	2,603
Fancl Corp.	300	3,726
FUJIFILM Holdings Corp.	2,300	87,810
Hitachi Chemical Co. Ltd.	600	11,741
Ishihara Sangyo Kaisha Ltd.*	2,000	4,134
JSR Corp.	900	20,194
Kaneka Corp.	1,000	6,822
Kansai Paint Co. Ltd.	1,000	6,822

See Notes to Financial Statements

18   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Chemicals - 5.2% - (continued)
Kao Corp.	3,000	$80,662
Kobayashi Pharmaceutical Co. Ltd.	200	6,947
Kose Corp.	200	4,306
Kuraray Co. Ltd.	1,500	17,740
KUREHA Corp.	1,000	6,267
Lion Corp.	1,000	4,679
Mandom Corp.	100	2,641
Mitsubishi Chemical Holdings Corp.	5,000	33,011
Mitsubishi Gas Chemical Co., Inc.	2,000	13,645
Mitsui Chemicals, Inc.	3,000	18,199
Nifco, Inc.	300	6,430
Nippon Kayaku Co. Ltd.	1,000	6,918
Nippon Paint Co. Ltd.	1,000	3,703
Nippon Shokubai Co. Ltd.	1,000	7,224
Nippon Soda Co. Ltd.	1,000	3,531
Nissan Chemical Industries Ltd.	1,000	13,128
Nitto Denko Corp.	800	32,992
NOF Corp.	1,000	4,622
Sekisui Chemical Co. Ltd.	3,000	21,730
Shin-Etsu Chemical Co. Ltd.	1,600	98,287
Shiseido Co. Ltd.	2,000	47,747
Showa Denko KK	5,000	17,558
Sumitomo Bakelite Co. Ltd.	1,000	5,540
Sumitomo Chemical Co. Ltd.	7,000	45,211
T. Hasegawa Co. Ltd.	200	3,322
Taiyo Ink Manufacturing Co. Ltd.	100	2,402
Taiyo Nippon Sanso Corp.	1,000	8,095
Takasago International Corp.	1,000	7,004
Toagosei Co. Ltd.	1,000	4,143
Tokuyama Corp.	1,000	8,994
Tokyo Ohka Kogyo Co. Ltd.	300	6,731
Tosoh Corp.	3,000	11,482
Toyo Ink Manufacturing Co. Ltd.	1,000	3,598
Ube Industries Ltd.	4,000	13,932
Unicharm Corp.	200	13,855
Zeon Corp.	1,000	5,023

		823,314

Communication - 5.0%
Capcom Co. Ltd.	300	8,956
CSK Holdings Corp.	300	6,330
DTS Corp.	200	3,473
eAccess Ltd.	7	4,441
FUJI SOFT, Inc.	200	3,837
Fuji Television Network, Inc.	11	17,893
Hikari Tsushin, Inc.	200	7,291

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Communication - 5.0% - (continued)
Hitachi Software Engineering Co. Ltd.	200	$4,870
IT Holdings Corp.*	500	10,286
Itochu Techno-Solutions Corp.	200	6,277
Kadokawa Group Holdings, Inc.	100	2,454
KDDI Corp.	14	89,216
Konami Corp.	400	14,238
NET One Systems Co. Ltd.	4	5,014
Nihon Unisys Ltd.	300	4,082
Nippon Telegraph & Telephone Corp.	42	180,040
Nippon Television Network Corp.	90	12,375
Nomura Research Institute Ltd.	400	8,784
NS Solutions Corp.	100	2,253
NSD CO., Ltd.	300	3,961
NTT Data Corp.	6	24,515
NTT DoCoMo, Inc.	93	136,150
OBIC Business Consultants Ltd.	50	2,564
Obic Co. Ltd.	40	7,337
Oracle Corp. Japan	100	4,507
Otsuka Corp.	100	7,626
Shochiku Co. Ltd.	1,000	6,315
Sky Perfect Jsat Corp.	11	4,684
Softbank Corp.	3,700	74,347
Square Enix Co. Ltd.	300	9,731
Sumisho Computer Systems Corp.	200	3,814
TKC Corp.	200	3,961
Toei Co. Ltd.	1,000	5,024
Toho Co. Ltd./Tokyo	600	13,664
Tokyo Broadcasting System, Inc.	600	15,817
Trend Micro, Inc.	500	18,706
TV Asahi Corp.	3	4,449
TV Tokyo Corp.	100	4,325
Yahoo! Japan Corp.	86	37,894
Zenrin Co. Ltd.	200	4,402

		785,903

Construction - 1.6%
Chiyoda Corp.	1,000	7,482
Chudenko Corp.	200	3,129
COMSYS Holdings Corp.	1,000	8,975
Daito Trust Construction Co. Ltd.	400	18,524
Daiwa House Industry Co. Ltd.	3,000	33,614
Haseko Corp.	5,500	7,894
JGC Corp.	1,000	18,458
Kajima Corp.	5,000	16,649
Kandenko Co. Ltd.	1,000	5,741
Kinden Corp.	1,000	9,444

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   19

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Construction - 1.6% - (continued)
Kyowa Exeo Corp.	1,000	$7,837
Maeda Corp.	1,000	3,205
Nishimatsu Construction Co. Ltd.	2,000	4,497
Obayashi Corp.	3,000	14,439
Okumura Corp.	1,000	4,909
PanaHome Corp.	1,000	5,703
Sekisui House Ltd.	3,000	28,390
Shimizu Corp.	3,000	14,094
Shinko Plantech Co. Ltd.	300	4,693
Sumitomo Forestry Co. Ltd.	900	6,347
Taikisha Ltd.	300	3,459
Taisei Corp.	5,000	13,157
Toda Corp.	1,000	4,832
Toyo Engineering Corp.	1,000	4,162

		249,634

Electric Appliances - 14.3%
Advantest Corp.	700	19,123
Alpine Electronics, Inc.	300	3,393
Alps Electric Co. Ltd.	900	8,327
Brother Industries Ltd.	1,300	16,718
Canon Electronics, Inc.	200	4,756
Canon, Inc.	5,700	283,609
Casio Computer Co. Ltd.	1,100	16,314
CMK Corp.	400	2,805
Dainippon Screen Manufacturing Co. Ltd.	1,000	4,325
Elpida Memory, Inc.*	500	18,132
Fanuc Ltd.	900	94,125
Foster Electric Co. Ltd.	200	3,827
Fuji Electric Holdings Co. Ltd.	3,000	11,740
Fujitsu Ltd.	9,000	57,095
Funai Electric Co. Ltd.	100	3,713
Futaba Corp.	200	3,418
GS Yuasa Corp.	2,000	6,066
Hamamatsu Photonics KK	400	12,133
Hirose Electric Co. Ltd.	200	23,577
Hitachi Ltd.	15,000	100,612
Hitachi Maxell Ltd.	300	3,261
Horiba Ltd.	200	6,755
Hosiden Corp.	300	6,057
Ibiden Co. Ltd.	600	25,950
Kenwood Corp.	3,000	3,531
Keyence Corp.	200	50,636
Konica Minolta Holdings, Inc.	2,500	37,221
Kyocera Corp.	800	73,180
Mabuchi Motor Co. Ltd.	200	9,855

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Electric Appliances - 14.3% - (continued)
Matsushita Electric Industrial Co. Ltd.	10,000	$233,949
Matsushita Electric Works Ltd.	2,000	21,912
Meidensha Corp.	1,000	2,727
Minebea Co. Ltd.	2,000	12,114
Mitsubishi Electric Corp.	9,000	91,455
Mitsumi Electric Co. Ltd.	400	13,319
Murata Manufacturing Co. Ltd.	1,000	52,627
NEC Corp.	10,000	46,981
NEC Electronics Corp.*	300	6,057
Nichicon Corp.	500	3,818
Nidec Corp.	500	37,461
Nihon Dempa Kogyo Co. Ltd.	100	2,928
Nihon Kohden Corp.	300	5,942
Nippon Chemi-Con Corp.	1,000	3,942
Oki Electric Industry Co. Ltd.*	4,000	8,650
Omron Corp.	1,100	22,735
Pioneer Corp.	900	8,853
Ricoh Co. Ltd.	3,000	51,469
Rohm Co. Ltd.	500	34,686
Sanken Electric Co. Ltd.	1,000	5,559
Sanyo Electric Co. Ltd.*	8,000	19,826
Seiko Epson Corp.	800	21,510
Sharp Corp.	5,000	83,580
Shinko Electric Co. Ltd.	1,000	3,483
Shinko Electric Industries Co. Ltd.	400	5,485
Sony Corp.	5,200	237,834
Stanley Electric Co. Ltd.	700	17,649
Star Micronics Co. Ltd.	300	5,081
Sysmex Corp.	200	8,095
Taiyo Yuden Co. Ltd.	1,000	11,492
TDK Corp.	500	34,064
Tokyo Electron Ltd.	700	45,211
Toshiba Corp.	14,000	115,472
Toshiba TEC Corp.	1,000	6,947
Ulvac, Inc.	200	8,133
Uniden Corp.	1,000	6,851
Ushio, Inc.	600	11,298
Wacom Co. Ltd.	3	5,999
Yamatake Corp.	300	8,669
Yaskawa Electric Corp.	1,000	10,085
Yokogawa Electric Corp.	1,100	11,904

		2,256,106

Electric Power and Gas - 4.0%
Chubu Electric Power Co., Inc.	3,100	72,228
Chugoku Electric Power Co., Inc.	1,200	26,237

See Notes to Financial Statements

20   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Electric Power and Gas - 4.0% - (continued)
Electric Power Development Co. Ltd.	600	$22,390
Hokkaido Electric Power Co., Inc.	800	16,649
Hokuriku Electric Power Co.	900	21,615
Kansai Electric Power Co., Inc.	3,800	89,991
Kyushu Electric Power Co., Inc.	2,000	45,163
Okinawa Electric Power Co., Inc.	100	4,335
Osaka Gas Co. Ltd.	10,000	35,403
Saibu Gas Co. Ltd.	2,000	4,803
Shikoku Electric Power Co., Inc.	1,000	28,275
Toho Gas Co. Ltd.	3,000	14,496
Tohoku Electric Power Co., Inc.	2,300	51,938
Tokyo Electric Power Co., Inc.	5,800	146,790
Tokyo Gas Co. Ltd.	12,000	45,699

		626,012

Fishery, Agriculture and Forestry - 0.1%
Hokuto Corp.	200	4,239
Maruha Nichiro Holdings, Inc.	3,000	4,535
Nippon Suisan Kaisha Ltd.	1,500	6,617
Sakata Seed Corp.	300	4,719

		20,110

Foods - 2.9%
Ajinomoto Co., Inc.	3,000	30,026
Asahi Breweries Ltd.	2,100	40,991
Coca-Cola West Holdings Co. Ltd.	400	8,975
Dydo Drinco, Inc.	100	3,885
Fuji Oil Co. Ltd.	400	3,690
House Foods Corp.	500	7,731
Ito En Ltd.	400	6,889
Itoham Foods, Inc.	1,000	5,607
Japan Tobacco, Inc.	23	111,358
Kagome Co. Ltd.	500	7,837
Kikkoman Corp.	1,000	11,846
Kirin Holdings Co. Ltd.	4,000	70,807
Meiji Dairies Corp.	2,000	12,190
Meiji Seika Kaisha Ltd.	2,000	10,162
Mikuni Coca-Cola Bottling Co. Ltd.	300	3,100
Morinaga & Co. Ltd.	2,000	4,229
Morinaga Milk Industry Co. Ltd.	1,000	3,139
Nichirei Corp.	2,000	9,396
Nippon Flour Mills Co. Ltd.	1,000	3,933
Nippon Meat Packers, Inc.	1,000	12,745
Nisshin Seifun Group, Inc.	1,000	10,659
Nissin Food Products Co. Ltd.	400	13,970
Q.P. Corp.	700	6,979
Sapporo Holdings Ltd.	1,000	7,387

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Foods - 2.9% - (continued)
Snow Brand Milk Products Co. Ltd.	1,500	$4,406
Takara Holdings, Inc.	1,000	6,688
Toyo Suisan Kaisha Ltd.	1,000	17,644
Unicharm Petcare Corp.	100	3,043
Yakult Honsha Co. Ltd.	500	13,252
Yamazaki Baking Co. Ltd.	1,000	10,535

		463,099

Glass and Ceramics Products - 1.3%
Asahi Glass Co. Ltd.	5,000	59,277
NGK Insulators Ltd.	1,000	19,089
NGK Spark Plug Co. Ltd.	1,000	13,367
Nippon Carbon Co. Ltd.	1,000	4,258
Nippon Electric Glass Co. Ltd.	2,000	30,715
Nippon Sheet Glass Co. Ltd.	3,000	13,664
Nitto Boseki Co. Ltd.	2,000	4,133
Noritake Co. Ltd.	1,000	4,191
Sumitomo Osaka Cement Co. Ltd.	3,000	6,516
Taiheiyo Cement Corp.	4,000	9,071
Tokai Carbon Co. Ltd.	1,000	10,382
TOTO Ltd.	2,000	17,051
Toyo Tanso Co. Ltd.	100	8,037

		199,751

Insurance - 2.9%
Aioi Insurance Co. Ltd.	2,000	12,535
Fuji Fire & Marine Insurance Co. Ltd.	1,000	3,225
Millea Holdings, Inc.	4,000	168,788
Mitsui Sumitomo Insurance Group Holdings, Inc.*	2,100	83,188
Nipponkoa Insurance Co. Ltd.	4,000	38,771
Nissay Dowa General Insurance Co. Ltd.	1,000	5,798
Sompo Japan Insurance, Inc.	5,000	55,353
Sony Financial Holdings, Inc.	3	12,602
T&D Holdings, Inc.	1,200	76,012

		456,272

Iron and Steel - 3.4%
Aichi Steel Corp.	1,000	4,459
Daido Steel Co. Ltd.	2,000	11,042
Godo Steel Ltd.	1,000	3,588
Hitachi Metals Ltd.	1,000	14,917
JFE Holdings, Inc.	2,500	136,351
Kobe Steel Ltd.	13,000	38,685
Kyoei Steel Ltd.	200	4,488
Maruichi Steel Tube Ltd.	400	14,353
Mitsubishi Steel Manufacturing Co. Ltd.	1,000	3,617
Nippon Denko Co. Ltd.	1,000	11,999
Nippon Metal Industry Co. Ltd.	2,000	5,932

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   21

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Iron and Steel - 3.4% - (continued)
Nippon Steel Corp.	28,000	$156,463
Nippon Yakin Kogyo Co. Ltd.	500	3,966
Nisshin Steel Co. Ltd.	4,000	14,735
Pacific Metals Co. Ltd.	1,000	9,722
Sanyo Special Steel Co. Ltd.	1,000	4,583
Sumitomo Metal Industries Ltd.	18,000	75,266
Tokyo Steel Manufacturing Co. Ltd.	700	10,047
Yamato Kogyo Co. Ltd.	300	14,123
Yodogawa Steel Works Ltd.	1,000	5,205

		543,541

Land Transportation - 3.2%
Central Japan Railway Co.	8	78,079
East Japan Railway Co.	17	134,848
Fukuyama Transporting Co. Ltd.	1,000	3,349
Hankyu Hanshin Holdings, Inc.	6,000	26,983
Hitachi Transport System Ltd.	300	3,571
Keihan Electric Railway Co. Ltd.	2,000	8,765
Keihin Electric Express Railway Co. Ltd.	2,000	13,032
Keio Corp.	2,000	11,406
Keisei Electric Railway Co. Ltd.	2,000	10,927
Kintetsu Corp.	8,000	27,404
Nagoya Railroad Co. Ltd.	4,000	12,745
Nippon Express Co. Ltd.	4,000	21,969
Nishi-Nippon Railroad Co. Ltd.	2,000	7,023
Odakyu Electric Railway Co. Ltd.	3,000	20,295
Sagami Railway Co. Ltd.	2,000	7,636
Sankyu, Inc.	1,000	5,205
Seino Holdings Corp.	1,000	6,660
Tobu Railway Co. Ltd.	4,000	20,285
Tokyu Corp.	5,000	26,361
West Japan Railway Co.	8	34,370
Yamato Holdings Co. Ltd.	2,000	29,031

		509,944

Machinery - 4.5%
Amada Co. Ltd.	2,000	16,534
Amano Corp.	400	4,222
CKD Corp.	500	3,292
Daifuku Co. Ltd.	500	6,215
Daikin Industries Ltd.	1,100	54,521
Disco Corp.	100	4,890
Ebara Corp.	3,000	10,793
Fujitec Co. Ltd.	1,000	5,923
Glory Ltd.	300	6,717
Heiwa Corp.	400	4,080
Hitachi Construction Machinery Co. Ltd.	400	12,554

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Machinery - 4.5% - (continued)
Hitachi Koki Co. Ltd.	400	$6,560
Hitachi Zosen Corp.*	5,500	5,736
IHI Corp.	7,000	15,003
Japan Steel Works Ltd.	1,000	18,410
JTEKT Corp.	900	15,845
Kitz Corp.	1,000	5,933
Komatsu Ltd.	4,300	129,605
Komori Corp.	400	7,846
Kubota Corp.	4,000	27,863
Kurita Water Industries Ltd.	500	17,702
Makino Milling Machine Co. Ltd.	1,000	7,377
Makita Corp.	700	23,979
Mitsubishi Heavy Industries Ltd.	15,000	69,180
Miura Co. Ltd.	200	5,090
Modec, Inc.	100	3,483
Mori Seiki Co. Ltd.	500	9,162
Nachi-Fujikoshi Corp.	1,000	4,114
NSK Ltd.	2,000	16,573
NTN Corp.	2,000	15,233
Oiles Corp.	200	3,707
OKUMA Corp.	1,000	11,300
OSG Corp.	500	6,999
Riken Corp.	1,000	4,411
Sanden Corp.	1,000	4,114
Sankyo Co. Ltd.	200	11,961
Sega Sammy Holdings, Inc.	1,200	14,433
Shima Seiki Manufacturing Ltd.	200	7,827
Sintokogio Ltd.	400	3,774
SMC Corp.	300	34,676
Sumitomo Heavy Industries Ltd.	3,000	25,117
Tadano Ltd.	1,000	10,296
THK Co. Ltd.	700	15,439
Torishima Pump Manufacturing Co. Ltd.	200	3,450
Toshiba Machine Co. Ltd.	1,000	6,468
Tsubakimoto Chain Co.	1,000	6,698
Union Tool Co.	100	3,655

		708,760

Marine Transportation - 1.0%
Daiichi Chuo Kisen Kaisha	1,000	6,707
Iino Kaiun Kaisha Ltd.	600	6,723
Kawasaki Kisen Kaisha Ltd.	2,000	20,209
Mitsui OSK Lines Ltd.	5,000	68,462
Nippon Yusen KK	5,000	48,321
Shinwa Kaiun Kaisha Ltd.	1,000	6,593

		157,015

See Notes to Financial Statements

22   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Metals Products - 0.5%
Chofu Seisakusho Co. Ltd.	200	$4,114
JS Group Corp.	1,400	24,126
Mimasu Semiconductor Industry Co. Ltd.	200	4,449
NHK Spring Co. Ltd.	1,000	7,148
Noritz Corp.	300	3,683
Rinnai Corp.	200	6,373
Sanwa Holdings Corp.	1,000	4,133
Sumco Corp.	600	15,128
Topre Corp.	400	3,552
Toyo Seikan Kaisha Ltd.	700	13,664

		86,370

Mining - 0.4%
Inpex Holdings, Inc.	5	55,497
Japan Petroleum Exploration Co.	100	6,880

		62,377

Nonferrous Metals - 1.4%
Asahi Pretec Corp.	200	5,263
DOWA Holdings Co. Ltd.	1,000	6,688
Fujikura Ltd.	2,000	8,746
Furukawa Co. Ltd.	3,000	5,425
Furukawa Electric Co. Ltd.	4,000	14,429
Hitachi Cable Ltd.	1,000	3,942
Mitsubishi Materials Corp.	5,000	23,586
Mitsui Mining & Smelting Co. Ltd.	3,000	10,104
Nippon Light Metal Co. Ltd.	3,000	4,536
OSAKA Titanium Technologies Co.	100	6,794
Ryobi Ltd.	1,000	3,751
Sumitomo Electric Industries Ltd.	3,100	39,688
Sumitomo Light Metal Industries Ltd.	11,000	13,894
Sumitomo Metal Mining Co. Ltd.	3,000	54,282
SWCC Showa Holdings Co. Ltd.	2,000	2,966
Toho Titanium Co. Ltd.	200	5,205
Toho Zinc Co. Ltd.	1,000	5,559

		214,858

Oil and Coal Products - 0.9%
AOC Holdings, Inc.	3,000	31,892
Cosmo Oil Co. Ltd.	3,000	9,903
Idemitsu Kosan Co. Ltd.	100	8,478
Nippon Mining Holdings, Inc.	4,500	27,686
Nippon Oil Corp.	6,000	40,934
Showa Shell Sekiyu KK	900	9,438
TonenGeneral Sekiyu KK	1,000	8,583

		136,914

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Other Financing Business - 1.5%
Acom Co. Ltd.	470	$14,481
Aeon Credit Service Co. Ltd.	500	7,904
Aiful Corp.	600	11,712
Credit Saison Co. Ltd.	800	21,433
Fuyo General Lease Co. Ltd.	200	6,162
Hitachi Capital Corp.	300	4,412
IBJ Leasing Co. Ltd.	200	3,703
Jaccs Co. Ltd.*	1,000	3,540
Jafco Co. Ltd.	200	7,923
Japan Securities Finance Co. Ltd.	600	4,960
Mitsubishi UFJ Lease & Finance Co. Ltd.	270	13,176
Mitsubishi UFJ Nicos Co. Ltd.*	2,000	7,616
ORIX Corp.	450	80,777
Promise Co. Ltd.	400	12,592
SBI Holdings, Inc.	60	15,731
SFCG Co. Ltd.	40	4,229
Takefuji Corp.	710	16,746

		237,097

Other Products - 2.8%
Aderans Holdings Co. Ltd.	200	3,755
Asics Corp.	1,000	10,037
Dai Nippon Printing Co. Ltd.	3,000	45,957
Kokuyo Co. Ltd.	700	6,109
Lintec Corp.	300	3,867
Mizuno Corp.	1,000	5,999
Namco Bandai Holdings, Inc.	1,100	13,704
Nintendo Co. Ltd.	500	273,180
Nissha Printing Co. Ltd.	200	8,229
Okamura Corp.	1,000	7,521
Takara Standard Co. Ltd.	1,000	5,023
Tomy Co. Ltd.	500	3,516
Toppan Forms Co. Ltd.	300	3,238
Toppan Printing Co. Ltd.	3,000	33,183
Yamaha Corp.	900	17,611

		440,929

Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	2,100	85,399
Chugai Pharmaceutical Co. Ltd.	1,200	16,603
Daiichi Sankyo Co. Ltd.	3,200	87,571
Dainippon Sumitomo Pharma Co. Ltd.	1,000	7,597
Eisai Co. Ltd.	1,200	42,254
Hisamitsu Pharmaceutical Co., Inc.	300	11,166
Kaken Pharmaceutical Co. Ltd.	1,000	7,282
Kyowa Hakko Kogyo Co. Ltd.	2,000	18,008
Mitsubishi Tanabe Pharma Corp.	1,000	11,884

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   23

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Pharmaceuticals - 4.0% - (continued)
Mochida Pharmaceutical Co. Ltd.	1,000	$9,415
Ono Pharmaceutical Co. Ltd.	500	26,313
Rohto Pharmaceutical Co. Ltd.	1,000	10,631
Santen Pharmaceutical Co. Ltd.	400	9,836
Sawai Pharmaceutical Co. Ltd.	100	4,201
Seikagaku Corp.	300	3,301
Shionogi & Co. Ltd.	2,000	38,197
Taisho Pharmaceutical Co. Ltd.	1,000	18,984
Takeda Pharmaceutical Co. Ltd.	3,900	204,870
Towa Pharmaceutical Co. Ltd.	100	3,866
Toyama Chemical Co. Ltd.*	1,000	8,277
Tsumura & Co.	400	9,626

		635,281

Precision Instruments - 1.4%
Citizen Holdings Co. Ltd.	1,600	13,595
HOYA Corp.	2,000	55,114
Nikon Corp.	2,000	57,411
Olympus Corp.	1,000	32,724
Seiko Holdings Corp.	1,000	4,497
Shimadzu Corp.	1,000	9,770
Terumo Corp.	700	34,293
Tokyo Seimitsu Co. Ltd.	300	5,971

		213,375

Pulp and Paper - 0.3%
Daio Paper Corp.	1,000	6,880
Hokuetsu Paper Mills Ltd.	1,000	4,392
Mitsubishi Paper Mills Ltd.	2,000	4,478
Nippon Paper Group, Inc.	5	12,391
OJI Paper Co. Ltd.	4,000	17,912
Rengo Co. Ltd.	1,000	5,330

		51,383

Real Estate - 2.8%
Aeon Mall Co. Ltd.	400	12,439
Daibiru Corp.	400	4,356
Daikyo, Inc.	2,000	4,516
Goldcrest Co. Ltd.	140	4,019
Heiwa Real Estate Co. Ltd.	1,000	5,023
Japan Airport Terminal Co. Ltd.	300	5,971
Leopalace21 Corp.	700	12,297
Mitsubishi Estate Co. Ltd.	6,000	173,381
Mitsui Fudosan Co. Ltd.	4,000	100,278
Nomura Real Estate Holdings, Inc.	300	6,057
NTT Urban Development Corp.	6	9,243
Park24 Co. Ltd.	600	5,443
Risa Partners, Inc.	2	4,095

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Real Estate - 2.8% - (continued)
Shoei Co. Ltd.	300	$4,409
Sumitomo Realty & Development Co. Ltd.	2,000	49,756
TOC Co. Ltd.	500	3,009
Tokyo Tatemono Co. Ltd.	2,000	17,338
Tokyu Land Corp.	2,000	14,793
Urban Corp.	1,100	5,978

		442,401

Retail Trade - 3.2%
ABC-Mart, Inc.	200	5,138
Aeon Co. Ltd.	3,400	49,352
AOKI Holdings, Inc.	200	3,234
Aoyama Trading Co. Ltd.	300	6,760
ASKUL Corp.	200	4,669
Best Denki Co. Ltd.	500	3,440
Cawachi Ltd.	100	2,335
Chiyoda Co. Ltd.	200	3,557
Circle K Sunkus Co. Ltd.	300	4,518
Daiei, Inc.*	700	6,001
DCM Japan Holdings Co. Ltd.	700	4,481
Don Quijote Co. Ltd.	300	5,422
Doutor Nichires Holdings Co. Ltd.	200	3,720
EDION Corp.	500	5,043
FamilyMart Co. Ltd.	300	10,420
Fast Retailing Co. Ltd.	200	18,524
Fuji Co. Ltd./Ehime	200	3,512
H2O Retailing Corp.	1,000	7,215
Heiwado Co. Ltd.	300	4,725
Isetan Mitsukoshi Holdings Ltd.*	1,800	18,825
Izumi Co. Ltd.	400	6,541
Izumiya Co. Ltd.	1,000	6,880
J Front Retailing Co. Ltd.	2,000	13,147
Kisoji Co. Ltd.	200	4,134
Komeri Co. Ltd.	200	5,263
K’s Holdings Corp.	300	6,215
Lawson, Inc.	300	12,889
Marui Group Co. Ltd.	1,600	15,799
Matsumotokiyoshi Holdings Co. Ltd.	200	4,143
Matsuya Co. Ltd.	200	4,593
Nishimatsuya Chain Co. Ltd.	300	3,743
Nitori Co. Ltd.	200	10,487
Parco Co. Ltd.	300	3,924
Paris Miki, Inc.	200	2,543
Point, Inc.	120	5,259
Ryohin Keikaku Co. Ltd.	100	6,593
Seven & I Holdings Co. Ltd.	3,800	112,353

See Notes to Financial Statements

24   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Retail Trade - 3.2% - (continued)
Shimachu Co. Ltd.	300	$8,210
Shimamura Co. Ltd.	100	8,832
Sugi Pharmacy Co. Ltd.	200	5,253
Sundrug Co. Ltd.	200	5,119
Takashimaya Co. Ltd.	1,000	10,889
Tsuruha Holdings, Inc.	100	3,722
UNY Co. Ltd.	1,000	9,798
Valor Co. Ltd.	300	3,327
WATAMI Co. Ltd.	200	3,336
Xebio Co. Ltd.	200	5,990
Yamada Denki Co. Ltd.	430	36,577
Yoshinoya Holdings Co. Ltd.	3	4,449
Zensho Co. Ltd.	600	3,502

		504,401

Rubber Products - 0.5%
Bridgestone Corp.	3,000	54,512
Sumitomo Rubber Industries, Inc.	900	7,845
Tokai Rubber Industries, Inc.	300	4,360
Toyo Tire & Rubber Co. Ltd.	1,000	3,866
Yokohama Rubber Co. Ltd.	1,000	5,090

		75,673

Securities and Commodities Futures - 1.7%
Daiwa Securities Group, Inc.	6,000	59,191
Ichiyoshi Securities Co. Ltd.	400	4,340
kabu.com Securities Co. Ltd.	4	5,626
Matsui Securities Co. Ltd.	900	6,287
Mizuho Investors Securities Co. Ltd.	3,000	4,047
Monex Beans Holdings, Inc.	7	4,025
Nomura Holdings, Inc.	9,500	164,348
Okasan Holdings, Inc.	1,000	5,368
Shinko Securities Co. Ltd.	3,000	10,190
Tokai Tokyo Securities Co. Ltd.	1,000	4,038

		267,460

Services - 1.1%
Accordia Golf Co. Ltd.	4	4,134
Asatsu-DK, Inc.	200	6,028
Benesse Corp.	300	13,204
Culture Convenience Club Co. Ltd.	800	3,284
Daiseki Co. Ltd.	200	6,028
Dentsu, Inc.	9	20,582
Duskin Co. Ltd.	400	6,755
Hakuhodo DY Holdings, Inc.	160	9,599
Kenedix, Inc.	4	6,124
Meitec Corp.	200	5,693
Miraca Holdings, Inc.	300	7,062

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Services - 1.1% - (continued)
Moshi Moshi Hotline, Inc.	150	$3,875
Oriental Land Co. Ltd.	200	11,865
Pacific Golf Group International Holdings KK*	3	3,416
Resorttrust, Inc.	300	4,088
Secom Co. Ltd.	1,000	46,311
Sohgo Security Services Co. Ltd.	400	5,584
Tokyo Dome Corp.	1,000	4,105
USS Co. Ltd.	140	9,859
Yoshimoto Kogyo Co. Ltd.	200	2,662

		180,258

Textiles and Apparels - 0.9%
Gunze Ltd.	1,000	4,717
Hogy Medical Co. Ltd.	100	5,263
Katakura Industries Co. Ltd.	200	3,701
Kurabo Industries Ltd.	2,000	4,268
Mitsubishi Rayon Co. Ltd.	3,000	9,702
Nisshinbo Industries, Inc.	1,000	10,908
Onward Holdings Co. Ltd.	1,000	11,291
Sanyo Shokai Ltd.	1,000	5,435
Teijin Ltd.	5,000	19,280
Tokyo Style Co. Ltd.	1,000	9,989
Toray Industries, Inc.	6,000	37,202
Toyobo Co. Ltd.	4,000	8,382
Unitika Ltd.	4,000	4,019
Wacoal Holdings Corp.	1,000	14,267

		148,424

Transportation Equipment - 9.1%
Aisin Seiki Co. Ltd.	800	27,787
Akebono Brake Industry Co. Ltd.	400	2,989
Bosch Corp.	1,000	5,712
Calsonic Kansei Corp.	1,000	4,268
Daihatsu Motor Co. Ltd.	1,000	11,884
Denso Corp.	2,200	75,993
Exedy Corp.	200	5,483
FCC Co. Ltd.	300	4,010
Fuji Heavy Industries Ltd.	3,000	12,803
Futaba Industrial Co. Ltd.	300	6,832
Hino Motors Ltd.	1,000	6,258
Honda Motor Co. Ltd.	7,900	249,450
Isuzu Motors Ltd.	5,000	24,160
Kanto Auto Works Ltd.	300	4,019
Kawasaki Heavy Industries Ltd.	7,000	17,950
Kayaba Industry Co. Ltd.	1,000	4,660
Keihin Corp.	300	4,650
Mazda Motor Corp.	4,000	17,223

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   25

NETS™ FUNDS
SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Transportation Equipment - 9.1% - (continued)
Mitsubishi Motors Corp.*	20,000	$31,385
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	12,975
Musashi Seimitsu Industry Co. Ltd.	200	4,430
Nissan Motor Co. Ltd.	10,400	91,750
Nissan Shatai Co. Ltd.	1,000	7,358
Nissin Kogyo Co. Ltd.	300	5,098
NOK Corp.	600	11,827
Press Kogyo Co. Ltd.	1,000	4,382
Sasebo Heavy Industries Co. Ltd.	1,000	2,698
Shimano, Inc.	300	13,578
Showa Corp.	400	2,974
Suzuki Motor Corp.	1,800	45,297
Takata Corp.	200	4,392
Tokai Rika Co. Ltd.	300	7,291
Topy Industries Ltd.	1,000	2,717
Toyoda Gosei Co. Ltd.	200	7,234
Toyota Auto Body Co. Ltd.	200	3,980
Toyota Boshoku Corp.	300	8,525
Toyota Industries Corp.	800	27,634
Toyota Motor Corp.	12,400	625,280
TS Tech Co. Ltd.	200	3,293
Yamaha Motor Co. Ltd.	1,000	19,185

		1,429,414

Warehousing and Harbor Transportation Service - 0.2%
Kamigumi Co. Ltd.	1,000	7,626
Kintetsu World Express, Inc.	100	2,445
Mitsubishi Logistics Corp.	1,000	13,539
Mitsui-Soko Co. Ltd.	1,000	4,966
Sumitomo Warehouse Co. Ltd.	1,000	4,976

		33,552

Wholesale Trade - 4.8%
Alfresa Holdings Corp.	200	13,951
Autobacs Seven Co. Ltd.	200	5,186
Canon Marketing Japan, Inc.	500	9,664
Hanwa Co. Ltd.	1,000	5,138
Hitachi High-Technologies Corp.	400	7,904
Inaba Denki Sangyo Co. Ltd.	100	2,909
ITOCHU Corp.	7,000	72,672
Iwatani International Corp.	2,000	5,894
Japan Pulp & Paper Co. Ltd.	1,000	3,540
JFE Shoji Holdings, Inc.	1,000	7,712
Kaga Electronics Co. Ltd.	200	2,610
Kanematsu Corp.*	3,000	4,622
Kuroda Electric Co. Ltd.	300	4,269
Marubeni Corp.	7,000	55,526

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 99.8% – CONTINUED
Wholesale Trade - 4.8% - (continued)
Mediceo Paltac Holdings Co. Ltd.	1,000	$16,783
MISUMI Group, Inc.	400	7,731
Mitsubishi Corp.	6,800	217,319
Mitsui & Co. Ltd.	7,000	163,429
Mitsui Mining Co. Ltd.	1,000	2,526
MOS Food Services, Inc.	200	2,792
Nagase & Co. Ltd.	1,000	10,458
Ryosan Co. Ltd.	200	4,440
Ryoshoku Ltd.	200	3,739
Sangetsu Co. Ltd.	200	3,923
Sanrio Co. Ltd.	400	3,548
Sojitz Corp.	4,700	17,989
Sumitomo Corp.	5,000	66,836
Suzuken Co. Ltd.	400	15,042
Toho Pharmaceutical Co. Ltd.	300	6,172
Toyota Tsusho Corp.	900	19,161

		763,485

Total Common Stocks

(Cost $14,973,551)		15,769,280

SHORT-TERM INVESTMENT - 0.2%
JPMorgan Prime Money Market Fund, Morgan Shares	25,578	25,578

Total Short-Term Investment

(Cost $25,578)		$25,578

Total Investments - 100.0%

(Cost $14,999,129)		15,794,858
Liabilities in Excess of Other Assets - 0.0%		(3,119)

NET ASSETS - 100.0%		$15,791,739

*	Non-Income Producing Security.

See Notes to Financial Statements

26   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air Transportation	0.4%
Banks	12.5
Chemicals	5.2
Communication	5.0
Construction	1.6
Electric Appliances	14.3
Electric Power and Gas	4.0
Fishery, Agriculture and Forestry	0.1
Foods	2.9
Glass and Ceramics Products	1.3
Insurance	2.9
Iron and Steel	3.4
Land Transportation	3.2
Machinery	4.5
Marine Transportation	1.0
Metals Products	0.5
Mining	0.4
Nonferrous Metals	1.4
Oil and Coal Products	0.9
Other Financing Business	1.5
Other Products	2.8
Pharmaceuticals	4.0
Precision Instruments	1.4
Pulp and Paper	0.3
Real Estate	2.8
Retail Trade	3.2
Rubber Products	0.5
Securities and Commodities Futures	1.7
Services	1.1
Textiles and Apparels	0.9
Transportation Equipment	9.1
Warehousing and Harbor Transportation Service	0.2
Wholesale Trade	4.8
Short-Term Investment	0.2

Total	100.0%

See Notes to Financial Statements

NETS™ FUNDS SEMI-ANNUAL REPORT   27

NETS™ FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.	ORGANIZATION

NETS Trust (the “Trust”), a Maryland Business Trust, was formed on October 29, 2007. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of eighteen separate, non-diversified investment portfolios (collectively, the “Funds” and individually, a “Fund”). These financial statements relate only to the NETS™ CAC40® Index Fund (France) and NETS™ Hang Seng Index Fund (Hong Kong) (commenced operations on April 11, 2008); NETS™ DAX® Index Fund (Germany) (commenced operations on April 9, 2008); NETS™ S&P/ASX 200 Index Fund (Australia) and NETS™ FTSE 100 Index Fund (United Kingdom) (commenced operations on April 4, 2008); and NETS™ TOPIX® Index Fund (Japan) (commenced operations on April 10, 2008). The other Funds had not commenced operations as of April 30, 2008. The Funds are authorized to issue an unlimited number of shares of beneficial interest at $0.0001 par value.

Each Fund is an index fund that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in a specific market, as measured by that market’s particular securities index (its “Underlying Index”). Each Underlying Index is a group of securities that the sponsor of an index (an “Index Provider”) selects as representative of a specific market, market segment or industry sector. Each Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Northern Trust Investments, N.A., (“NTI” or the “Investment Adviser”) uses a passive or indexing approach to try to achieve each Fund’s investment objective. Each Fund invests substantially all of its assets within the equity markets of a single country outside of the U.S. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war and/or terrorism.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not occurred yet.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. A Fund may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for

28   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

B) FUTURES CONTRACTS – Each Fund may invest up to 10% of portfolio assets in long or short futures contracts to help the fund track the price and yield performance of its index. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is generally required to make a margin deposit with a custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

C) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers) at approximately 4:00 p.m. Eastern time. Any use of a rate different from the rates used by an Index Provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – The Funds may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at the source. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

G) DISTRIBUTIONS TO SHAREHOLDERS – Distributions of dividends from net investment income, if any, including any net foreign currency gains, are declared and paid at least annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized

NETS™ FUNDS SEMI-ANNUAL REPORT  29

NETS™ FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or net asset values of these Funds. The tax character of current year distributions will be determined at the end of the current fiscal year. Distributions are paid in U.S. dollars and cannot be automatically invested in additional shares of the Funds.

H) FEDERAL INCOME TAXES – Each Fund is treated as a separate entity for federal income tax purposes and has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies. Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

As of April 30, 2008, for federal income tax purposes, the gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (not including the effects of foreign currency translation) and the cost basis of securities were as follows:

FUND	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION	COST BASIS OF SECURITIES

NETS™ CAC40® Index Fund (France)	$88,763	$(26,293)	$62,470	$2,500,293
NETS™ DAX® Index Fund (Germany)	114,505	(76,391)	38,114	5,020,037
NETS™ FTSE 100 Index Fund (United Kingdom)	86,586	(53,675)	32,911	2,492,851
NETS™ Hang Seng Index Fund (Hong Kong)	112,903	(2,671)	110,232	2,498,909
NETS™ S&P/ASX 200 Index Fund (Australia)	105,014	(57,029)	47,985	2,507,612
NETS™ TOPIX® Index Fund (Japan)	1,044,400	(248,671)	795,729	14,999,129

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for

Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management evaluated the implications of FIN 48 and determined that all tax positions met the “more-likely-than-not” threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management’s conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulation, and interpretations thereof.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

I) FOREIGN TAXES – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statement of Operations. Foreign taxes payable as of April 30, 2008, if any, are reflected in the Fund’s Statements of Assets and Liabilities.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI, the investment adviser to each Fund, is a subsidiary of The Northern Trust Company (“TNTC”), which is a subsidiary of Northern Trust Corporation. NTI, which is subject to the general supervision of the Funds’ Board of Trustees, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities. As compensation for its advisory services and assumption of the Funds’ expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly at annual rates set forth in the following table (expressed as a percentage of

30   NETS™ FUNDS  SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

each Fund’s average daily net assets). The annual advisory fees for the Funds during this period were as follows:

UNITARY MANAGEMENT FEE (AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS)

NETS™ CAC40® Index Fund (France)	0.47%
NETS™ DAX® Index Fund (Germany)	0.47%
NETS™ FTSE 100 Index Fund (United Kingdom)	0.47%
NETS™ Hang Seng Index Fund (Hong Kong)	0.47%
NETS™ S&P/ASX 200 Index Fund (Australia)	0.47%
NETS™ TOPIX ® Index Fund (Japan)	0.47%

Under the terms of the Funds’ advisory agreement with NTI, the investment adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”), except interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Foreside Fund Services, LLC (the “Distributor”) serves as the Trust’s distributor and distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. Foreside does not receive a fee from the Funds for its distribution services.

J.P. Morgan Investor Services Co. (“J.P. Morgan”) is the administrator for each Fund. JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain employees of J.P. Morgan and JPMorgan Chase Bank, N.A. are also officers of the Trust. J.P. Morgan and JPMorgan Chase Bank, N.A. are entitled to certain fees for their services to the Funds. These fees are Covered Expenses as defined above.

Foreside Management Services, LLC, (“FMS”) an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Trust. FMS has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. FMS is entitled to certain fees for its services to the Funds. These fees are Covered Expenses as defined above.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds, although the Trust’s assistant secretary also serves as legal counsel to the Trust.

4.	CAPITAL SHARE TRANSACTIONS

NETS Trust issues and redeems shares at net asset value only in blocks of 100,000 shares, depending on the Fund, or mul-

tiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the relevant Underlying Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a transaction fee directly to the Trust to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There were no transaction fees paid for the period ended April 30, 2008.

From time to time, settlement of securities related to in-kind contributions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	INVESTMENT PORTFOLIO TRANSACTIONS

For the periods ended April 30, 2008, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments and in-kind transactions) for the Funds were as follows:

	PURCHASES	SALES

NETS™ CAC40® Index Fund (France)	$218,292	—
NETS™ DAX® Index Fund (Germany)	95,410	—
NETS™ FTSE 100 Index Fund (United Kingdom)	30,915	$20,482
NETS™ Hang Seng Index Fund (Hong Kong)	120,239	19,269
NETS™ S&P/ASX 200 Index Fund (Australia)	19,894	2,081
NETS™ TOPIX® Index Fund (Japan)	489,129	—

During the period, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the periods ended April 30, 2008, the fair value, as determined, of the securities received for subscriptions were as follows:

FUND	FAIR VALUE

NETS™ CAC40® Index Fund (France)	$2,262,887
NETS™ DAX® Index Fund (Germany)	4,918,802
NETS™ FTSE 100 Index Fund (United Kingdom)	2,481,913
NETS™ Hang Seng Index Fund (Hong Kong)	2,382,601
NETS™ S&P/ASX 200 Index Fund (Australia)	2,470,517
NETS™ TOPIX® Index Fund (Japan)	14,484,423

NETS™ FUNDS SEMI-ANNUAL REPORT   31

NETS™ FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)	APRIL 30, 2008 (UNAUDITED)

6.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statements and financial disclosures.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

32   NETS™ FUNDS SEMI-ANNUAL REPORT

NETS™ FUNDS
PREMIUM AND DISCOUNT TABLE	APRIL 30, 2008 (UNAUDITED)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the Fund’s procedure for calculating net asset value. The daily “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the period from the commencement of trading on the relevant stock exchange of such Fund’s shares through the period end date of April 30, 2008.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	NETS™ CAC40® INDEX FUND (FRANCE)		NETS™ DAX® INDEX FUND (GERMANY)		NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

	COMMENCEMENT: APRIL 16, 2008		COMMENCEMENT: APRIL 11, 2008		COMMENCEMENT: APRIL 9, 2008

BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS

> 100.0	0	0.0%	0	0.0%	1	6.3%
75.0 — 99.9	2	18.2%	0	0.0%	3	18.7%
50.0 — 74.9	1	9.1%	1	7.1%	1	6.3%
25.0 — 49.9	1	9.1%	4	28.6%	2	12.5%
0.0 — 24.9	3	27.3%	5	35.7%	2	12.5%
-24.9 — 0.0	3	27.2%	3	21.4%	5	31.2%
-49.9 — -25.0	1	9.1%	1	7.2%	1	6.3%
-74.9 — -50.0	0	0.0%	0	0.0%	1	6.2%
-99.9 — -75.0	0	0.0%	0	0.0%	0	0.0%
< -10 0.0	0	0.0%	0	0.0%	0	0.0%

	11	100.0%	14	100.0%	16	100.0%

	NETS™ HANG SENG INDEX FUND (HONG KONG)		NETS™ S&P/ ASX 200 INDEX FUND (AUSTRALIA)		NETS™ TOPIX® INDEX FUND (JAPAN)

	COMMENCEMENT: APRIL 16, 2008		COMMENCEMENT: APRIL 9, 2008		COMMENCEMENT: APRIL 16, 2008

BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS

> 100.0	5	45.5%	2	12.5%	4	36.3%
75.0 — 99.9	0	0.0%	2	12.4%	1	9.1%
50.0 — 74.9	0	0.0%	0	0.0%	1	9.1%
25.0 — 49.9	0	0.0%	4	25.0%	1	9.1%
0.0 — 24.9	3	27.2%	4	24.9%	1	9.1%
-24.9 — 0.0	0	0.0%	1	6.3%	1	9.1%
-49.9 —-25.0	2	18.2%	1	6.3%	2	18.2%
-74.9 — -50.0	1	9.1%	0	0.0%	0	0.0%
-99.9 — -75.0	0	0.0%	1	6.3%	0	0.0%
< -100.0	0	0.0%	1	6.3%	0	0.0%

	11	100.0%	16	100.0%	11	100.0%

NETS™ FUNDS SEMI - ANNUAL REPORT	33

NETS™ FUNDS
EXPENSE EXAMPLES

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares, and (2) ongoing costs, including advisory fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the periods and held for the entire period, inception date, through April 30, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for your Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commission on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please also note that while the Funds commenced operations in April 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period. This projection assumes that the annualized expense ratio during the period was in effect from November 1, 2007, through April 30, 2008.

34	NETS™ FUNDS SEMI - ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 4/30/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD

NETS™ CAC40® Index Fund (France)(1)
Actual	$1,000.00	$1,029.20	$0.26	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$2.36	0.47%

NETS™ DAX® Index Fund (Germany)(2)
Actual	$1,000.00	$1,018.40	$0.28	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$2.36	0.47%

NETS™ FTSE 100 Index Fund (United Kingdom)(3)
Actual	$1,000.00	$1,018.40	$0.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$2.36	0.47%

NETS™ Hang Seng Index Fund (Hong Kong)(4)
Actual	$1,000.00	$1,045.60	$0.26	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$2.36	0.47%

NETS™ S&P/ASX 200 Index Fund (Australia)(5)
Actual	$1,000.00	$1,019.20	$0.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$2.36	0.47%

NETS™ TOPIX® Index Fund (Japan)(6)
Actual	$1,000.00	$1,052.80	$0.28	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.59	$2.36	0.47%

(1)

The NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 20 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

(2)

The NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 22 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

(3)

The NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 27 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

(4)

The NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 20 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

(5)

The NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 27 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

(6)

The NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 21 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

NETS™  FUNDS SEMI-ANNUAL REPORT   35

NETS™ FUNDS
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of the NETS Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust (each, a “Fund” and together the “Funds”), and, as required by law, determines annually whether to approve and continue the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“TNTC”). In considering the Advisory Agreement the Board met on February 26, 2008 and concluded that the approval of the Advisory Agreement was in the best interest of the Funds and their shareholders.

In preparation for the Trustees’ consideration of the Advisory Agreement at the meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information. At the meeting, the Trustees considered NTI’s oral presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups. The funds included in each peer universe or peer group were objectively determined solely by Lipper, Inc., an independent provider of fund data.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Funds; (2) the anticipated costs of services provided and the projected profits to be realized by NTI and its affiliates from the relationship with the Funds; (3) the extent to which economies of scale would be realized if the Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; (4) other benefits that NTI and its affiliates may realize as a result of their relationship with the Funds. The Trustees did not review information about the performance of the Funds as the Funds had no performance history at the time of the meeting. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

The Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by NTI to each Fund. The Board reviewed information about NTI’s key personnel and the portfolio managers who would provide investment advisory services to the Funds. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including: (i) preparing and filing reports and proxy statements to the Trust’s shareholders, (ii) periodically updating the Trust’s registration statement, (iii) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (iv) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (v) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the services to be provided and the quality of NTI’s resources that would be made available to the Trust. The Board evaluated NTI’s administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of NTI’s key personnel.

The Board concluded it was satisfied with the nature, quality and extent of the investment management services to be provided by NTI, and that there was a reasonable basis on which to conclude that the Funds would benefit from the services to be provided by NTI under the proposed Advisory Agreement.

Performance

The Board considered that, because the Funds had not started operations, meaningful data relating to their performance was not available and could not be a factor in approving the Advisory Agreement.

Fees and Expenses

The Board considered the proposed unitary fee structure and the projected expenses. The Board noted that, under the Advisory Agreement, NTI would be responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, brokerage and other trading expenses, fees and expenses of the Trust’s Independent Trustees, litigation expenses and extraordinary expenses. The Board considered comparative data for each Fund, including fees and expenses paid by comparable “pure index” funds in their peer group.

36   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

In reaching its determinations, the Board considered the following information with respect to the proposed investment advisory fees and other expenses of each Fund.

Developed Market Single Country - European Region

The Board considered that the projected management fee and total expenses for the following Funds were equal to the peer group median: NETS™ BEL 20® Index Fund (Belgium), NETS™ CAC40® Index Fund (France), NETS™ DAX® Index Fund (Germany), NETS™ ISEQ 20™ Index Fund (Ireland), NETS™ S&P/MIB Index Fund (Italy), NETS™ AEX-index® Fund (The Netherlands), NETS™ PSI 20® Index Fund (Portugal) and NETS™ FTSE 100 Index Fund (United Kingdom).

The Board concluded that the proposed management fee was acceptable in light of the services to be provided.

Developed Market Single Country - Pacific Region/Asia

The Board considered that the projected management fee and total expenses for the following Funds were lower than the peer group median: NETS™ S&P/ASX 200 Index Fund (Australia), NETS™ Hang Seng Index Fund (Hong Kong), NETS™ TOPIX® Index Fund (Japan) and NETS™ FTSE Singapore Straits Times Index Fund.

The Board noticed that the projected management fee and total expenses for the NETS™ FTSE SET Large Cap Index Fund (Thailand) were higher than the peer group median. The Board considered NTI’s explanation that the custody-related expenses and securities operations in Thailand are more costly than in the developed markets of the funds included in the Lipper comparison.

The Board concluded that the proposed management fees were acceptable in light of the services to be provided.

Emerging Market Single Country

The Board considered that the projected management fee and total expenses for the NETS™ Hang Seng China Enterprises Index Fund and the NETS™ FTSE Bursa Malaysia 100 Index Fund were lower than the peer group median. The Board also considered that the projected management fee and total expenses for the NETS™ FTSE/JSE Top 40 Index Fund (South Africa) were equal to the peer group median.

The Board noticed that the projected management fee and total expenses for the NETS™ TA-25 Index Fund (Israel) and the NETS™ RTS Index Fund (Russia) were higher than the peer group median. The Board considered NTI’s observation that investments in certain emerging markets involve higher trading costs and that the funds in the peer group did not have the same constituents as the Funds.

The Board concluded that the proposed management fees were acceptable in light of the services to be provided.

Costs of Services and Profits of NTI

The Board examined the Adviser’s costs in serving as each Fund’s investment adviser. The Board noted information provided by the Adviser with respect to the length of time it would take its Funds-related advisory business to become profitable. The Board also considered that the Adviser’s projections of assets in the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the Funds (as noted above), and the significant investment that NTI is making in the Trust, breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding the direct and indirect benefits NTI may receive as a result of its relationship with the Trust, including compensation to be paid to NTI’s affiliates. The Board also considered that NTI must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of NTI is important in order for NTI to provide significant services to the Trust and its shareholders.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

NETS™  FUNDS SEMI-ANNUAL REPORT   37

NETS™ FUNDS
DISCLAIMERS

The NETS™ Funds are not sponsored, endorsed, sold or promoted by any of the Index Providers. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any representation or warranty, express or implied, to the owners of the NETS™ Funds or any member of the public regarding the advisability of investing in securities generally or in the NETS™ Funds particularly or the ability of the Underlying Indices to track general stock market performance. The Index Providers are the licensors of certain trademarks, service marks and trade names of the Index Providers and of the Underlying Indices, which are determined, composed and calculated by the Index Providers without regard to The Northern Trust Company (“TNTC”), NTI or the NETS™ Funds. The Index Providers have no obligation to take the needs of TNTC, NTI or the owners of the NETS™ Funds into consideration in determining, composing or calculating the Underlying Indices. The Index Providers are not responsible for and have not participated in the determination of the prices and amount of shares of the NETS™ Funds or the timing of the issuance or sale of such shares or in the determination or the calculation of the equation by which shares of the NETS™ Funds is to be converted into cash. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices has any obligation or liability to owners of the NETS™ Funds in connection with the administration of the NETS™ Funds, or the marketing or trading of shares of the NETS™ Funds.

Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any warranty, express or implied, as to results to be obtained by NTI, the owners of the NETS™ Funds, or any other person or entity from the use of the Underlying Indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices shall have any liability for any errors, omissions or interruptions of or in connection with the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any express or implied warranties, and the Index Providers hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Index Providers, any of their affiliates or any other party involved in making or compiling the Underlying

Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any owner of the NETS™ Funds or any other person dealing with the NETS™ Funds and the Index Provider, any of their affiliates or any other party involved in making or compiling the Underlying Indices, and must not be construed to have created such relationship.

Each Index Provider is independent from one another and does not assume or accept any liability of any other Index Providers.

For purposes of the disclaimers below, each of the NYSE Arca and the American Stock Exchange is a Listing Exchange.

Shares of the Trust are not sponsored, endorsed or promoted by the Listing Exchanges. The Listing Exchanges make no representation or warranty, express or implied, to the owners of the shares of any NETS™ Fund or any member of the public regarding the ability of any NETS™ Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Listing Exchanges are not responsible for, nor have they participated in, the determination of the compilation or the calculation of any Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any NETS™ Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchanges have no obligation or liability to owners of the shares of any NETS™ Fund in connection with the administration, marketing or trading of the shares of the Fund.

The Listing Exchanges do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The Listing Exchanges make no warranty, express or implied, as to results to be obtained by the Trust on behalf of its NETS™ Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of any Underlying Index or any data included therein. The Listing Exchanges make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchanges have any liability for any direct, indirect, special, punitive, consequential or any other

38   NETS™ FUNDS SEMI-ANNUAL REPORT

APRIL 30, 2008 (UNAUDITED)

damages (including lost profits) even if notified of the possibility of such damages.

NTI does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein or the descriptions of the Index Providers, and NTI shall have no liability for any errors, omissions, or interruptions therein.

NTI makes no warranty, express or implied, as to results to be obtained by the NETS™ Funds, to the owners of the shares of any NETS™ Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. NTI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NTI have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

NETS™ is a trademark of NTI.

NETS™ FUNDS SEMI-ANNUAL REPORT   39

NETS™ FUNDS
GENERAL INFORMATION	APRIL 30, 2008 (UNAUDITED)

FOR MORE INFORMATION

NETS Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330

PROXY VOTING POLICIES AND PROCEDURE AND RECORD

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio securities are available without charge, upon request, by calling 1-800-595-9111 (toll free) and on the SEC’s website, at www.sec.gov. Information regarding how the investment adviser voted any proxies for the period ended June 30 will be available by August 31, 2008 and by August 31 of each subsequent year by calling the same number and on the SEC’s website, listed above.

40   NETS™ FUNDS SEMI-ANNUAL REPORT

FOR MORE INFORMATION

To obtain other information and for shareholder inquiries:

BY TELEPHONE

866-928-NETS

BY MAIL

NETS Investor Services
801 South Canal Street, Department C-5S
Chicago, Illinois 60607

ON THE INTERNET

The Funds’ documents are available online and may be downloaded from:

The SEC’s Web site at www.sec.gov (text-only).
NETS™ Funds’ Web site at www.netsetfs.com.

ETFSAR Q22660 (6/08)

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments

(a) The complete schedule of investments is included under Item 1 of this Form N-CSR filing.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NETS Trust

By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr., President (Principal Executive Officer) July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr., President (Principal Executive Officer) July 8, 2008

By:	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Treasurer (Principal Financial Officer) July 8, 2008